Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2023
TSS-NPRT1-1023
1.9885907.105
Municipal Bonds - 56.3%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	329,148
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	334,439
Black Belt Energy Gas District:
(Proj. No. 6) Series 2021 B:
4% 12/1/23	1,250,000	1,249,353
4% 12/1/24	1,250,000	1,246,313
(Proj. No.7) Series 2021 C1:
4% 12/1/24	3,000,000	2,992,226
4% 12/1/25	4,000,000	3,968,334
Bonds:
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	11,350,000	11,094,031
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 4.82%, tender 12/1/26 (b)(c)	2,350,000	2,286,483
Series 2018 A, 4%, tender 12/1/23 (b)	1,800,000	1,798,146
Series 2019 A, 4%, tender 12/1/25 (b)	3,050,000	3,024,936
Series 2022 D2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 4.951%, tender 6/1/27 (b)(c)	5,000,000	4,951,366
Series 2022 E, 5%, tender 6/1/28 (b)	2,370,000	2,431,051
Series 2023 D1, 5.5%, tender 2/1/29 (b)(d)	1,000,000	1,043,237
Series 2021 A, 4% 12/1/23	435,000	434,785
Series 2021 C1, 4% 12/1/23	790,000	789,874
Series 2022 C:
5.25% 12/1/23	525,000	526,402
5.25% 6/1/24	735,000	740,729
Series 2022 C1:
5.25% 12/1/24	2,025,000	2,051,922
5.25% 6/1/25	695,000	707,101
5.25% 12/1/25	1,125,000	1,151,306
5.25% 6/1/26	575,000	590,893
Series 2022 E:
5% 6/1/24	1,790,000	1,803,074
5% 6/1/25	825,000	837,051
5% 6/1/26	1,140,000	1,165,691
Series 2023 A:
5% 10/1/24	2,075,000	2,089,901
5% 10/1/25	2,125,000	2,152,988
Health Care Auth. for Baptist Health Series 2023 A:
5% 11/15/24	1,385,000	1,403,092
5% 11/15/25	1,290,000	1,321,445
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/26	500,000	510,673
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/24	25,000	25,181
5% 3/1/25	100,000	102,282
Series 2016 B, 5% 3/1/24	45,000	45,326
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	740,000	736,252
Series 2009 E, 1%, tender 6/26/25 (b)	600,000	569,172
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	6,450,000	6,421,981
Series 2018 A, 4%, tender 4/1/24 (b)	4,000,000	3,988,340
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 1) Series 2021 A, 4% 10/1/23	425,000	424,955
(Proj. No. 2) Series 2021 B1:
4% 6/1/24	1,090,000	1,088,935
4% 6/1/25	300,000	299,052
(Proj. NO. 5) Series 2023 A:
5% 7/1/24	350,000	352,144
5% 7/1/25	650,000	657,726
5% 7/1/27	1,185,000	1,209,197
5.25% 7/1/28	1,945,000	2,008,903
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	504,206
TOTAL ALABAMA		73,459,642
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
3% 12/1/23	450,000	449,203
3% 6/1/24	400,000	397,984
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	490,000	466,337
Alaska Int'l. Arpts. Revs.:
Series 2016 C, 5% 10/1/23 (e)	425,000	425,290
Series 2021 C:
5% 10/1/23 (e)	2,675,000	2,676,826
5% 10/1/25 (e)	1,980,000	2,018,272
Alaska Muni. Bond Bank Series 2023 TWO:
5% 12/1/24 (e)	460,000	464,687
5% 12/1/25 (e)	485,000	496,382
5% 12/1/26 (e)	510,000	527,588
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
5% 6/1/24	1,600,000	1,615,019
5% 6/1/25	1,415,000	1,445,586
5% 6/1/26	1,000,000	1,036,434
TOTAL ALASKA		12,019,608
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/23	20,000	20,066
5% 12/1/24	45,000	45,753
5% 12/1/26	110,000	111,556
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A, 5% 2/1/26	750,000	775,750
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	302,623
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(e)	1,200,000	1,234,992
Bonds (Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(e)	570,000	568,105
Series 2019, 5%, tender 6/3/24 (b)(e)	33,280,000	33,405,838
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(e)	395,000	393,877
Glendale Union School District 205 Series A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	225,000	227,817
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	225,000	230,932
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/23	365,000	365,000
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	725,000	750,893
Series 2023 A1, 5%, tender 5/15/26 (b)	5,755,000	5,963,538
Series 2023 A2, 5%, tender 5/15/28 (b)	2,120,000	2,257,174
Series C, 5%, tender 10/18/24 (b)	1,140,000	1,157,552
Series 2016 A:
4% 1/1/24	115,000	115,191
5% 1/1/25	105,000	107,045
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/25	1,100,000	1,130,964
Maricopa County Unified School District #41 Gilbert Series 2022 B, 5% 7/1/25	3,740,000	3,848,619
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (e)	1,020,000	1,028,882
Series 2017 D:
5% 7/1/24	490,000	496,135
5% 7/1/25	50,000	51,443
Series 2018, 5% 7/1/24 (e)	400,000	403,483
Series 2023, 5% 7/1/25 (e)	1,100,000	1,122,168
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	404,878
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.125%, tender 11/1/23 (b)(e)	22,500,000	22,499,060
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	301,299
4% 7/1/25	505,000	510,369
TOTAL ARIZONA		79,831,002
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2021, 1.25%, tender 12/1/23 (b)	5,000,000	4,967,129
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	571,311
TOTAL ARKANSAS		5,538,440
California - 2.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	1,120,000	1,106,748
Series 2018 A, 2.625%, tender 4/1/26 (b)	290,000	281,005
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 4.75%, tender 9/7/23 (b)(c)	2,500,000	2,492,163
Series A, 2.95%, tender 4/1/26 (b)	110,000	107,323
Series B, 2.85%, tender 4/1/25 (b)	95,000	93,607
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Series 2023 C, 5% 10/1/26	625,000	630,759
California Gen. Oblig.:
Series 2021, 5% 12/1/23	2,000,000	2,009,228
Series 2023, 5% 10/1/28	1,000,000	1,100,321
California Health Facilities Fing. Auth. Rev.:
Bonds:
Series 2016 B2, 4%, tender 10/1/24 (b)	7,000,000	7,017,018
Series 2021 A, 3%, tender 8/15/25 (b)	2,665,000	2,646,936
Series 2015, 5% 11/15/23	200,000	200,647
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2020 A, 3.65%, tender 1/31/24 (b)(e)(f)	30,500,000	30,340,006
Series 2021 B1, 0.39%, tender 1/1/24 (b)	1,000,000	990,354
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4.1%, tender 10/2/23 (b)(e)	2,300,000	2,299,626
Series 2021 B, 4.2%, tender 1/16/24 (b)(e)	1,200,000	1,199,151
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(e)	1,600,000	1,582,713
California Muni. Fin. Auth. Student Hsg. (CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	503,843
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs. INC. Proj.) Series 2023, 4.25%, tender 2/15/24 (b)(e)(f)	7,200,000	7,194,347
(Republic Svcs., Inc. Proj.) Series 2017 A1, 4.1%, tender 10/16/23 (b)(e)(f)	900,000	899,840
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	285,020
4% 10/15/24	380,000	379,286
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.) Series 2021 B, 5% 5/1/24	1,095,000	1,108,353
Series 2014 B, 5% 10/1/25	350,000	356,564
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
3.9%, tender 7/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	5,525,000	5,525,000
4%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	9,275,000	9,275,000
4.3%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	2,175,000	2,175,000
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/24 (Build America Mutual Assurance Insured) (e)	250,000	251,975
5% 7/1/25 (Build America Mutual Assurance Insured) (e)	500,000	508,752
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (e)	1,475,000	1,487,347
Los Angeles County Dev. Authorities Bonds Series 2023 C, 3.75%, tender 12/1/26 (b)	3,000,000	2,985,808
Los Angeles Dept. Arpt. Rev.:
Series 2015 D, 5% 5/15/25 (e)	1,705,000	1,740,703
Series 2016 B, 5% 5/15/26 (e)	135,000	139,751
Series 2017 A, 5% 5/15/24 (e)	430,000	433,599
Series 2018 D, 5% 5/15/24 (e)	1,000,000	1,008,371
Series 2019 A, 5% 5/15/24 (e)	375,000	378,139
Series 2019 D, 5% 5/15/24 (e)	415,000	418,474
Series 2019 E, 4% 5/15/24	200,000	201,111
Series 2020 C, 5% 5/15/24 (e)	250,000	252,093
Series 2021 A, 5% 5/15/27 (e)	1,300,000	1,367,169
Series 2022 C:
5% 5/15/24 (e)	965,000	973,078
5% 5/15/25 (e)	455,000	464,528
5% 5/15/26 (e)	1,205,000	1,247,409
Series 2022 G, 5% 5/15/25 (e)	550,000	561,517
Series 2023 A:
5% 5/15/24 (e)	385,000	388,223
5% 5/15/25 (e)	255,000	260,340
5% 5/15/26 (e)	440,000	455,486
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/26	3,910,000	4,117,416
5% 10/1/27	4,000,000	4,285,753
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.140% 4.61%, tender 9/7/23 (b)(c)	1,000,000	999,450
Port of Oakland Rev.:
Series 2017 D, 5% 11/1/24 (e)	100,000	101,318
Series 2017:
5% 11/1/23 (e)	395,000	395,664
5% 11/1/23 (Escrowed to Maturity) (e)	105,000	105,256
Series 2021 H:
5% 5/1/24 (e)	865,000	871,390
5% 5/1/24 (Escrowed to Maturity) (e)	65,000	65,746
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B, 5% 7/1/25 (e)	1,000,000	1,019,269
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 1/1/24 (e)	655,000	656,980
Series 2019 H, 5% 5/1/25 (e)	680,000	694,553
Series 2022 A, 5% 5/1/26 (e)	2,000,000	2,062,471
Series 2023 A, 5% 5/1/25 (e)	400,000	408,560
San Jose Int. Arpt. Rev.:
Series 2021 A, 5% 3/1/24 (e)	1,000,000	1,004,970
Series 2021 B, 5% 3/1/24	500,000	504,178
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	236,296
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	242,411
Western Placer Unified School District Spl. Tax Series 2020, 2% 6/1/25	1,400,000	1,337,609
TOTAL CALIFORNIA		116,433,021
Colorado - 1.4%
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (e)	1,330,000	1,329,751
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2016 C:
5%, tender 11/15/23 (b)	7,145,000	7,167,547
5%, tender 11/15/23 (b)	2,570,000	2,578,110
Series 2018 B, 5%, tender 11/20/25 (b)	7,660,000	7,890,790
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	304,334
5%, tender 8/1/26 (b)	340,000	348,119
Series 2022 B, 5%, tender 8/17/26 (b)	2,155,000	2,243,720
Series 2023 A1, 5%, tender 11/15/28 (b)	3,060,000	3,291,241
Series 2019 A, 5% 1/1/25	1,205,000	1,227,837
Series 2022 A, 5% 11/1/26	400,000	413,475
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	120,000	119,140
Series 2019 H, 4.25% 11/1/49	55,000	54,611
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
5% 1/15/24	750,000	751,482
5% 1/15/25	650,000	655,287
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	300,000	302,388
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/23 (e)	250,000	250,289
Series 2013 B, 5% 11/15/24	250,000	250,755
Series 2016 A, 5% 11/15/23	300,000	300,965
Series 2017 A, 5% 11/15/23 (e)	3,300,000	3,306,524
Series 2018 A:
5% 12/1/23 (e)	250,000	250,612
5% 12/1/29 (e)	185,000	195,182
Series 2020 B1:
5% 11/15/23 (e)	935,000	936,849
5% 11/15/24 (e)	6,775,000	6,854,009
Series 2022 A:
5% 11/15/24 (e)	1,000,000	1,011,662
5% 11/15/25 (e)	1,485,000	1,518,683
Series 2022 C, 5% 11/15/26	800,000	845,612
Series 2022 D:
5% 11/15/24 (e)	4,000,000	4,051,317
5.25% 11/15/26 (e)	775,000	811,081
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	750,000	751,078
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.901%, tender 9/1/23 (b)(c)	3,250,000	3,242,267
Series 2020 A:
5% 9/1/23	275,000	275,000
5% 9/1/24	450,000	456,941
5% 9/1/25	300,000	309,568
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	2,500,000	2,440,285
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,360,000	1,304,874
Vauxmont Metropolitan District Series 2019, 5% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	120,000	120,414
TOTAL COLORADO		58,161,799
Connecticut - 1.4%
Connecticut Gen. Oblig.:
Series 2013 A, 5.46% 3/1/25 (b)	510,000	510,051
Series 2016 A, 5% 3/15/26	150,000	156,506
Series 2016 B, 5% 5/15/24	575,000	581,790
Series 2022 G:
5% 11/15/25	1,625,000	1,685,085
5% 11/15/26	1,000,000	1,057,015
Series A, 4% 1/15/25	3,500,000	3,534,853
Series C, 4% 6/1/24	525,000	527,798
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,440,000	5,226,080
Series 2014 B, 1.8%, tender 7/1/24 (b)	545,000	533,296
Series 2015 A, 0.375%, tender 7/12/24 (b)	1,525,000	1,471,518
Series 2017 B2, 3.2%, tender 7/1/26 (b)	2,575,000	2,564,140
Series 2017 C2, 2.8%, tender 2/3/26 (b)	4,175,000	4,075,208
Series X2, 0.25%, tender 2/9/24 (b)	11,565,000	11,376,231
Series 2013 N, 5% 7/1/24	100,000	100,136
Series 2014 A, 5% 7/1/27	390,000	393,632
Series 2019 A, 5% 7/1/26	260,000	264,519
Series 2022 M, 5% 7/1/26	200,000	205,186
Series L1, 4% 7/1/25	600,000	594,455
Series N, 5% 7/1/24	375,000	374,138
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series B, 5% 11/15/23 (e)	425,000	426,007
Series 2017 B, 5% 11/15/23 (e)	125,000	125,358
Connecticut Hsg. Fin. Auth.:
Series 2016 E2, 2.1% 11/15/23 (e)	1,000,000	996,254
Series 2021, 0.45% 11/15/25	700,000	649,693
Series A2, 0.4% 11/15/23 (e)	300,000	298,198
Series C, 5% 11/15/23 (e)	710,000	711,543
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 C, 5% 1/1/25	190,000	194,071
Series 2022 B:
5% 1/1/24	10,000,000	10,051,190
5% 7/1/24	5,835,000	5,911,850
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	920,000	948,335
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	20,000	20,509
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	225,000	232,626
West Haven Gen. Oblig. Series 2021:
4% 9/15/23	290,000	290,031
4% 9/15/24	260,000	261,097
4% 9/15/25	255,000	257,009
4% 9/15/26	255,000	258,280
TOTAL CONNECTICUT		56,863,688
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	532,937
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/23	1,400,000	1,400,000
TOTAL DELAWARE		1,932,937
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2022, 5% 1/1/25	1,000,000	1,020,122
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (218 Vine Street Apts. Proj.) Series 2020, 4%, tender 12/1/23 (b)	3,938,000	3,753,703
District of Columbia Income Tax Rev. Series 2022 C, 5% 12/1/27	1,000,000	1,082,088
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (e)	160,000	161,485
Series 2017 A:
5% 10/1/24 (e)	115,000	116,416
5% 10/1/26 (e)	145,000	150,323
Series 2018 A:
5% 10/1/24 (e)	3,100,000	3,132,962
5% 10/1/26 (e)	325,000	336,932
Series 2019 A:
5% 10/1/23 (e)	50,000	50,043
5% 10/1/25 (e)	155,000	158,275
Series 2020 A:
5% 10/1/23 (e)	640,000	640,555
5% 10/1/24 (e)	6,355,000	6,433,247
5% 10/1/25 (e)	530,000	541,197
Series 2021 A:
5% 10/1/23 (e)	9,750,000	9,758,451
5% 10/1/24 (e)	8,000,000	8,098,501
5% 10/1/26 (e)	920,000	953,776
Series 2022 A, 5% 10/1/24 (e)	700,000	708,619
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	400,000	405,726
TOTAL DISTRICT OF COLUMBIA		36,482,299
Florida - 2.2%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	290,000	296,348
5% 4/1/28	325,000	340,087
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/27	115,000	116,262
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (e)	1,000,000	1,000,425
Series 2012 P1, 5% 10/1/23 (e)	235,000	235,135
Series 2013 A:
5% 10/1/23 (e)	600,000	600,343
5.25% 10/1/25 (e)	1,500,000	1,500,903
Series 2013 C, 5.25% 10/1/25	575,000	575,516
Series 2015 C, 5% 10/1/24 (e)	245,000	247,271
Series 2017, 5% 10/1/25 (e)	1,000,000	1,019,329
Series 2019 B, 5% 10/1/23 (e)	700,000	700,401
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	1,000,000	1,001,035
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885,000	896,368
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	2,550,000	2,594,380
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	3,500,000	3,543,249
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	5,335,000	5,475,656
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	200,224
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/24	360,000	363,123
5% 4/1/25	200,000	203,138
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	265,000	271,023
Series 2023 C, 5%, tender 12/1/25 (b)	605,000	616,855
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	350,000	361,640
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/23	55,000	55,034
5% 10/1/24	45,000	45,445
5% 10/1/25	40,000	40,385
5% 10/1/26	45,000	45,551
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A:
5% 10/1/24	475,000	482,751
5% 10/1/28	1,405,000	1,469,738
Series 2021 A:
5% 10/1/23	400,000	400,435
5% 10/1/24	450,000	457,343
5% 10/1/25	500,000	515,187
5% 10/1/26	300,000	314,122
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/24 (e)	1,040,000	1,041,660
5% 10/1/23 (e)	570,000	570,393
5% 10/1/23 (Escrowed to Maturity) (e)	40,000	40,030
5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (e)	585,000	598,999
5% 10/1/30 (Pre-Refunded to 10/1/25 @ 100) (e)	1,165,000	1,192,878
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (e)	275,000	281,305
Series 2016:
5% 10/1/23 (e)	2,400,000	2,401,550
5% 10/1/24 (e)	285,000	287,971
Series 2017 A:
5% 10/1/25 (e)	30,000	30,580
5% 10/1/25 (Escrowed to Maturity) (e)	600,000	613,156
5% 10/1/26 (e)	10,000	10,323
5% 10/1/26 (Escrowed to Maturity) (e)	35,000	36,254
Series 2019 A, 5% 10/1/23 (e)	7,700,000	7,705,314
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (e)	685,000	685,811
Series 2015 A, 5% 10/1/44 (Pre-Refunded to 10/1/24 @ 100) (e)	4,000,000	4,052,195
Series 2022 A:
5% 10/1/23 (e)	110,000	110,077
5% 10/1/24 (e)	1,000,000	1,011,157
5% 10/1/25 (e)	1,245,000	1,271,302
Series A:
5% 10/1/25 (Pre-Refunded to 10/1/23 @ 100) (e)	1,600,000	1,601,328
5% 10/1/26 (Pre-Refunded to 10/1/23 @ 100) (e)	580,000	580,481
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	235,164
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	160,000	160,172
5% 10/1/24	355,000	360,868
5% 10/1/25	275,000	283,631
5% 10/1/26	65,000	68,312
5% 10/1/27	55,000	58,820
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/26	1,500,000	1,555,428
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/23 (e)	2,820,000	2,821,573
5% 10/1/24 (e)	745,000	751,829
5% 10/1/25 (e)	1,375,000	1,400,481
5% 10/1/27 (e)	1,450,000	1,514,603
Series 2021 B:
5% 10/1/23 (e)	800,000	800,446
5% 10/1/24 (e)	1,250,000	1,261,458
5% 10/1/25 (e)	925,000	942,142
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	30,000	30,471
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2023:
5%, tender 9/1/25 (b)	775,000	789,387
5%, tender 9/1/25 (b)	1,445,000	1,466,025
5%, tender 10/1/25 (b)	2,445,000	2,495,367
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/23 (e)	5,375,000	5,381,005
5% 10/1/24 (e)	200,000	200,230
Series 2020 A:
5% 10/1/23	2,250,000	2,251,934
5% 10/1/25	1,255,000	1,292,865
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A:
5% 8/1/24	600,000	605,932
5% 8/1/25	700,000	715,466
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	265,000	271,200
North Sumter County Util. Dependent District Series 2021, 4% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	795,000	798,845
Okaloosa County School Board Series 2022 A, 5% 10/1/23	810,000	810,792
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	750,000	727,979
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,450,000	1,399,684
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	250,000	254,238
Palm Beach County Edl. Facilities Auth. Series 2021, 4% 10/1/23	440,000	439,876
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	5,000	5,019
5% 12/1/24 (Escrowed to Maturity)	10,000	10,194
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	275,000	288,764
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	325,000	313,981
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	20,545
5% 7/1/26	25,000	26,199
Tampa Health Sys. Rev. Series 2012 B, SIFMA Municipal Swap Index + 0.300% 4.77%, tender 3/28/24 (b)(c)	2,000,000	2,000,000
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/24	75,000	75,671
5% 7/1/25	100,000	102,104
5% 7/1/26	175,000	180,765
5% 7/1/27	150,000	156,656
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/23	590,000	590,891
5% 10/15/24	1,000,000	1,011,900
5% 10/15/25	1,000,000	1,023,858
5% 10/15/26	750,000	777,953
5% 10/15/27	165,000	173,653
TOTAL FLORIDA		89,011,842
Georgia - 3.1%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/24 (e)	1,295,000	1,298,872
Series 2020 B:
5% 7/1/24 (e)	1,400,000	1,410,946
5% 7/1/25 (e)	610,000	620,570
Series 2022 B, 5% 7/1/26 (e)	1,000,000	1,031,322
Series 2023 G:
5% 7/1/25 (d)(e)	1,600,000	1,626,571
5% 7/1/26 (d)(e)	2,250,000	2,318,617
5% 7/1/27 (d)(e)	2,045,000	2,136,916
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	1,865,000	1,806,084
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	102,904
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	3,135,000	3,094,902
Series 1995 4, 3.8%, tender 5/21/26 (b)	2,500,000	2,468,024
Series 2008, 2.925%, tender 3/12/24 (b)	250,000	247,206
Series 2012, 2.875%, tender 8/19/25 (b)	2,000,000	1,936,819
Series 2013 1st, 2.925%, tender 3/12/24 (b)	990,000	978,936
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	98,387
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,075,000	1,079,046
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	682,781
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A:
4% 11/1/23	2,780,000	2,780,565
4% 11/1/24	200,000	200,466
4% 11/1/25	800,000	804,819
5% 1/1/24	2,105,000	2,112,718
5% 1/1/24	1,250,000	1,254,583
5% 11/1/26	870,000	906,929
Series 2021 A:
5% 1/1/24	170,000	170,678
5% 1/1/24	190,000	190,697
Series 2023 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	275,000	282,005
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	270,000	276,878
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	300,000	312,744
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	323,169
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	14,750,000	14,750,000
Series 2018 B, 1 month U.S. LIBOR + 0.750% 4.39%, tender 9/1/23 (b)(c)	22,200,000	22,200,000
Series 2018 C, 4%, tender 12/1/23 (b)	3,155,000	3,153,860
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 5.04%, tender 9/7/23 (b)(c)	12,500,000	12,493,403
Series 2019 B, 4%, tender 12/2/24 (b)	3,210,000	3,203,805
Series 2019 C, 4%, tender 9/1/26 (b)	3,125,000	3,082,463
Series 2021 C, 4%, tender 12/1/28 (b)	5,000,000	4,868,813
Series 2022 C, 4%, tender 11/1/27 (b)(f)	2,500,000	2,391,949
Series 2021 A:
4% 9/1/24	500,000	500,045
4% 3/1/25	430,000	429,661
4% 9/1/25	400,000	399,323
Series 2021 C:
4% 12/1/23	1,470,000	1,469,098
4% 12/1/24	700,000	696,767
Series 2022 A:
4% 12/1/23	735,000	734,549
4% 12/1/25	1,500,000	1,486,550
4% 12/1/26	245,000	241,875
Series 2022 B:
5% 6/1/24	600,000	601,731
5% 6/1/25	700,000	704,380
5% 6/1/26	800,000	807,496
Series 2023 A:
5% 6/1/24	550,000	551,309
5% 6/1/25	1,525,000	1,533,275
5% 6/1/26	2,100,000	2,119,678
Series 2023 B:
5% 3/1/24	250,000	251,122
5% 9/1/24	550,000	555,011
5% 3/1/25	765,000	774,679
5% 9/1/25	700,000	712,190
5% 3/1/26	930,000	949,924
Series 2023 C, 5% 9/1/23	1,920,000	1,920,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	413,590
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	3,425,000	3,390,536
Series 2012, 3.875%, tender 3/6/26 (b)	1,250,000	1,237,422
Series 2023, 3.875%, tender 3/6/26 (b)	3,500,000	3,464,781
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,424,228
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/24	365,000	367,320
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/25	600,000	611,249
TOTAL GEORGIA		127,047,236
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/23	2,370,000	2,371,339
5% 10/1/24	2,595,000	2,616,345
5% 10/1/25	870,000	884,737
TOTAL GUAM		5,872,421
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2022 B, 5% 7/1/24 (e)	6,500,000	6,552,398
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
(Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 4.92%, tender 7/1/39 (b)(c)	455,000	455,000
Series 2017 A, 3.1% 5/1/26 (e)	2,175,000	1,633,270
Hawaii Gen. Oblig. Series 2020 A:
5% 7/1/24 (e)	655,000	662,561
5% 7/1/25 (e)	350,000	356,435
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26	815,000	860,818
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	2,080,000	2,141,550
State of Hawaii Dept. of Trans. Series 2013, 5.25% 8/1/24 (e)	2,885,000	2,886,144
TOTAL HAWAII		15,548,176
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Series 2016, 5% 9/1/23	1,795,000	1,795,000
Idaho Hsg. & Fin. Assn Sales Tax Series 2023 A, 5% 8/15/25	1,465,000	1,513,396
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	30,000	29,607
TOTAL IDAHO		3,338,003
Illinois - 4.9%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	729,867
Chicago Board of Ed.:
Series 2017 F, 5% 12/1/24	5,500,000	5,554,905
Series 2019 A, 5% 12/1/23	1,000,000	1,002,237
Chicago Gen. Oblig.:
Series 2002 B, 5% 1/1/25	1,650,000	1,669,984
Series 2015 C:
5% 1/1/25	2,565,000	2,596,065
5% 1/1/28	1,065,000	1,087,341
Series 2020 A, 5% 1/1/25	1,500,000	1,518,167
Chicago Heights Multifamily Hsg. Rev. Bonds (Olympic Village Apts. Proj.) Series 2022, 2.875%, tender 8/1/25 (b)	3,000,000	2,898,829
Chicago Ill St Univ. Rev. Series 1998, 5.5% 12/1/23	670,000	671,682
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	990,000	993,374
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/25	150,000	150,167
5% 1/1/26	275,000	275,205
Series 2014 A:
5% 1/1/26 (e)	595,000	595,773
5% 1/1/27 (e)	615,000	615,808
5% 1/1/28 (e)	100,000	100,130
5% 1/1/29 (e)	675,000	675,924
Series 2014 B, 5% 1/1/26	140,000	140,547
Series 2016 A:
5% 1/1/24 (e)	1,000,000	1,003,667
5% 1/1/25 (e)	7,255,000	7,368,045
Chicago Multi-Family Hsg. Rev. Bonds Series 2022, 4%, tender 9/1/24 (b)	1,751,000	1,748,793
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/27 (e)	2,000,000	2,020,095
Series 2015 C:
5% 1/1/24 (e)	1,865,000	1,870,937
5% 1/1/26 (e)	680,000	686,709
Series 2016 A, 5% 1/1/24 (e)	305,000	305,971
Series 2017 D:
5% 1/1/24 (e)	1,000,000	1,003,183
5% 1/1/25 (e)	965,000	978,167
5% 1/1/27 (e)	85,000	87,973
Series 2022 A, 5% 1/1/25 (e)	2,340,000	2,371,927
Series 2022 C:
5% 1/1/24 (e)	2,000,000	2,006,367
5% 1/1/25 (e)	2,000,000	2,027,288
5% 1/1/26 (e)	900,000	920,116
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015, 5% 6/1/24	4,000,000	4,031,834
Series 2017:
5% 6/1/24	1,250,000	1,259,948
5% 6/1/24	445,000	448,542
5% 6/1/25	25,000	25,487
5% 6/1/25	4,200,000	4,281,866
Chicago Wtr. Rev. Series 2004, 5% 11/1/23	2,000,000	2,003,616
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	4,550,000	4,561,230
5% 11/15/24	50,000	50,835
5% 11/15/25	50,000	51,506
Series 2021 B:
4% 11/15/23	865,000	865,484
4% 11/15/24	625,000	628,195
4% 11/15/25	465,000	470,847
4% 11/15/26	235,000	239,512
Series 2022 A:
5% 11/15/24	5,080,000	5,164,812
5% 11/15/25	2,290,000	2,358,969
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 B, 0% 7/15/25 (Escrowed to Maturity)	2,350,000	2,194,553
Illinois Fin. Auth.:
Bonds:
Series 2020 B, 5%, tender 11/15/24 (b)	3,800,000	3,825,305
Series 2022 B1, 5%, tender 8/15/25 (b)	2,160,000	2,204,874
Series 2021 A, 5% 10/1/25	2,000,000	2,063,175
Series 2022 A, 5% 10/1/25	260,000	261,071
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	35,523
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	100,000	102,051
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	1,000,000	1,020,067
Bonds Series 2019, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 4.91%, tender 9/1/25 (b)(c)	1,970,000	1,965,005
Series 2014 A, 5% 10/1/26	500,000	508,247
Series 2015 A:
5% 11/15/24	150,000	152,012
5% 11/15/25	170,000	174,505
5% 11/15/26	95,000	97,700
Series 2015 B, 5% 11/15/24	45,000	45,604
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	250,000	257,619
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	195,000	204,089
Series 2016 B, 5% 8/15/24	775,000	784,954
Series 2016:
5% 11/15/23	235,000	235,534
5% 11/15/24	245,000	248,630
5% 5/15/25	10,000	10,198
5% 12/1/25	430,000	440,741
5% 5/15/26	20,000	20,657
5% 5/15/27	140,000	144,678
Series 2017, 5% 1/1/25	50,000	51,097
Series 2018 A, 5% 5/15/24	250,000	252,264
Illinois Fin. Auth. Wtr. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 2020, 3.875%, tender 9/1/28 (b)(d)	1,500,000	1,489,071
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	50,000	50,147
5% 5/1/27	500,000	502,499
Series 2016:
5% 2/1/24	450,000	452,157
5% 11/1/24	400,000	405,593
5% 2/1/25	4,775,000	4,856,345
5% 1/1/26	300,000	308,511
5% 2/1/26	1,235,000	1,271,380
Series 2017 A:
5% 12/1/23	750,000	752,039
5% 12/1/25	710,000	729,380
Series 2017 D:
5% 11/1/23	8,135,000	8,149,119
5% 11/1/24	6,895,000	6,991,402
5% 11/1/25	920,000	944,141
5% 11/1/26	1,755,000	1,823,800
Series 2018 A:
5% 10/1/23	1,300,000	1,301,026
5% 10/1/26	1,340,000	1,391,107
6% 5/1/26	880,000	930,814
Series 2019 B:
5% 9/1/23	2,890,000	2,890,000
5% 9/1/25	3,000,000	3,072,498
Series 2020 B, 5% 10/1/28	1,030,000	1,096,278
Series 2020, 5.5% 5/1/24	225,000	227,497
Series 2021 A:
5% 3/1/24	2,000,000	2,011,769
5% 3/1/25	1,700,000	1,730,735
Series 2021 C, 4% 3/1/24	625,000	625,679
Series 2022 A, 5% 3/1/24	1,500,000	1,508,827
Series 2022 B:
5% 3/1/24	1,480,000	1,488,709
5% 3/1/25	4,325,000	4,403,194
5% 3/1/26	3,185,000	3,282,341
Series 2023 C:
5% 5/1/25	1,810,000	1,846,227
5% 5/1/26	1,500,000	1,549,465
5% 5/1/29	1,005,000	1,077,540
Series 2023 D:
5% 7/1/25	3,885,000	3,970,580
5% 7/1/26	5,000,000	5,176,621
Illinois Hsg. Dev. Auth. Bonds Series 2022 H, 3.47%, tender 12/1/23 (b)	12,000,000	11,975,191
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds:
Series 2015, 5.47%, tender 5/15/25, LOC Fed. Home Ln. Bank, San Francisco (b)	2,425,000	2,428,294
Series 2023, 4%, tender 6/1/25 (b)	1,600,000	1,596,008
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/24	420,000	422,470
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/24	285,000	288,452
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	400,266
Series 2021 A, 4% 6/15/24	1,670,000	1,673,731
Series 2021 C:
5% 6/15/24	85,000	85,835
5% 6/15/25	50,000	51,158
Joliet Wtrwks. & Swr. Rev. Series 2022, 5% 1/1/24	3,675,000	3,683,979
Kane County School District No. 131 Series 2020 A, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	290,000	290,814
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B:
4% 12/15/23	155,000	155,288
4% 12/15/24	450,000	453,163
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2015 5% 1/1/27	395,000	400,219
Matteson Gen. Oblig.:
Series 2021 A, 4% 12/1/23	705,000	705,613
Series 2021 B, 4% 12/1/23	525,000	525,457
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	60,000	59,128
0% 1/15/24 (Escrowed to Maturity)	45,000	44,441
0% 1/15/25	110,000	104,055
0% 1/15/26	80,000	72,817
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/24	630,000	623,354
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Series 1996, 7% 7/1/26 (Escrowed to Maturity)	1,615,000	1,705,583
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/26 (Build America Mutual Assurance Insured)	650,000	667,103
Peoria County Gen. Oblig. Series 2021 A, 4% 1/1/24	1,000,000	1,000,666
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24	8,920,000	9,005,293
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/24 (d)	2,525,000	2,532,916
Series 2023 D:
5% 1/1/24 (d)	1,260,000	1,263,950
5% 1/1/25 (d)	1,000,000	1,016,716
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	302,551
TOTAL ILLINOIS		201,259,081
Indiana - 1.7%
Clark-Pleasant Ind. Cmnty. School C Series 2023, 5% 7/15/24	2,000,000	2,016,912
Ctr. Grove Cmnty. School Corp. Series 2021 B, 4% 1/1/24	2,065,000	2,063,900
Fort Wayne Redev. Auth. (Grand Wayne Ctr. Proj.) Series 2022:
4% 2/1/24	770,000	771,336
4% 8/1/26	895,000	912,338
Hammond Multi-School Bldg. Corp. Series 2018, 5% 1/15/24	640,000	643,221
Indiana Dev. Fin. Auth. Envir. Rev. Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (e)	13,000,000	12,981,311
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4%, tender 10/2/23 (b)(e)	5,050,000	5,049,332
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	1,310,000	1,270,705
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,352,853
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
4% 2/1/24	200,000	200,339
4% 2/1/25	275,000	275,325
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	600,000	616,107
Series 2016, 5% 9/1/26	205,000	213,699
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A, 5% 10/1/25	35,000	35,548
Indiana Hsg. & Cmnty. Dev. Auth.:
Bonds Series 2022 A, 4.5%, tender 4/1/24 (b)	8,864,000	8,876,581
Series 2021 C1, 3% 1/1/52	945,000	898,064
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	719,829
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2015 I, 4% 1/1/24 (e)	4,000,000	3,996,308
Series 2016 A1:
5% 1/1/24 (e)	60,000	60,152
5% 1/1/25 (e)	65,000	65,719
Series 2019 D:
5% 1/1/24 (e)	270,000	270,686
5% 1/1/25 (e)	3,185,000	3,220,254
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (e)	1,000,000	1,023,467
Marion High School Bldg. Corp. Series 2021 A:
4% 1/15/24	240,000	240,357
4% 1/15/25	250,000	251,229
4% 7/15/25	255,000	256,864
Posey County Redev. Auth. Leas Series 2023, 5% 7/15/25	3,000,000	3,056,472
Upland Econ. Dev. Rfdg. Rev. (Taylor Univ. Proj.) Series 2021, 4% 9/1/23	275,000	275,000
Vinton Tecumseh School Bldg. Corp. Series 2021:
3% 1/15/24	490,000	488,548
3% 7/15/25	515,000	507,253
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 0.875%, tender 9/1/23 (b)(e)	2,800,000	2,800,000
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(e)	13,050,000	13,361,934
TOTAL INDIANA		70,771,643
Iowa - 0.1%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/24	200,000	200,985
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(e)	1,500,000	1,469,732
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	252,120
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (e)	540,000	544,786
Series 2019 B, 5% 12/1/23 (e)	600,000	601,540
TOTAL IOWA		3,069,163
Kansas - 0.1%
Reno County Unified Scd # 308 Hu Series 2013, 3% 9/1/24	2,000,000	1,966,572
Valley Ctr. Kans Series 2023 1, 4.375% 12/1/25 (d)	3,000,000	3,008,070
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/23	15,000	15,000
5% 9/1/25	15,000	15,440
TOTAL KANSAS		5,005,082
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	30,124
5% 2/1/25	20,000	20,226
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	449,928
Hazard Healthcare Rev. Series 2021, 5% 7/1/24	230,000	232,096
Intloc Sct Cfts Prtn. Series 2023, 4% 3/1/26	1,160,000	1,157,664
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/24	200,000	200,998
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	435,000	442,117
Kentucky Bond Dev. Corp. Edl. Facilities (Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	340,706
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 4.05%, tender 9/1/23 (b)(e)	4,120,000	4,120,000
Series B, 3.8%, tender 9/1/23 (b)	3,000,000	3,000,000
Kentucky Hsg. Corp. Multi-family Rev. Bonds (Cambridge Square Proj.) Series 2021, 0.3%, tender 2/1/24 (b)	3,500,000	3,437,837
Kentucky State Property & Buildings Commission Rev.:
Series 2013 A, 5% 10/1/23	365,000	365,357
Series 2015, 4% 8/1/25	200,000	201,619
Series 2016 B:
5% 11/1/23	2,730,000	2,735,797
5% 11/1/24	285,000	289,436
Series 2016:
3% 2/1/24	350,000	349,106
5% 11/1/23	1,435,000	1,438,387
5% 2/1/24	275,000	276,562
5% 10/1/24	425,000	431,128
Series A, 5% 11/1/25	350,000	362,085
Series B, 5% 8/1/25	300,000	308,969
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	288,548
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	2,045,000	2,045,755
Series 2018 B, 4%, tender 1/1/25 (b)	225,000	224,025
Series 2019 A1, 4%, tender 6/1/25 (b)	1,000,000	1,000,837
Series A, 4%, tender 6/1/26 (b)	325,000	322,145
Series C1, 4%, tender 6/1/25 (b)	10,505,000	10,510,290
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	2,700,000	2,702,440
Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,080,107
Series 2023 A:
5% 10/1/26	700,000	731,077
5% 10/1/27	1,700,000	1,801,404
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (e)	155,000	156,287
Rural Wtr. Fing. Agcy. Pub. Proj. Series 2023 A, 3.9% 11/1/25	2,500,000	2,480,220
TOTAL KENTUCKY		44,533,277
Louisiana - 0.6%
Lake Charles Hbr. & Term. Rev. Bonds (Big Lake Fuels LLC Proj.) Series 2021, 1%, tender 12/1/24 (b)(e)	1,300,000	1,235,688
Louisiana Gas & Fuel Tax Rev. Bonds Series 2022 A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.21%, tender 5/1/26 (b)(c)	3,940,000	3,861,212
Louisiana Gen. Oblig.:
Series 2015 A, 5% 5/1/24	350,000	353,675
Series 2016 D, 5% 9/1/24	155,000	157,466
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53 (d)	150,000	160,465
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (b)	4,000,000	3,813,430
Louisiana Pub. Facilities Auth. Rev. Bonds (Ochsner Clinic Foundation Proj.) Series 2020 B, 5%, tender 5/15/25 (b)	3,000,000	3,046,034
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (e)	1,600,000	1,604,321
5% 1/1/25 (e)	1,750,000	1,770,496
Series 2017 B:
5% 1/1/24 (e)	20,000	20,054
5% 1/1/25 (e)	5,000	5,059
5% 1/1/26 (e)	215,000	219,710
Series 2017 D2:
5% 1/1/24 (e)	15,000	15,041
5% 1/1/25 (e)	115,000	116,347
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	4,735,000	4,650,481
4.05%, tender 7/1/26 (b)	3,045,000	3,014,463
State of Louisiana Grant Anticipation Rev. Series 2021:
5% 9/1/23	865,000	865,000
5% 9/1/24	785,000	796,342
TOTAL LOUISIANA		25,705,284
Maine - 0.2%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured) (e)	500,000	501,223
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/24	500,000	504,961
5% 7/1/25	500,000	510,961
5% 7/1/26	975,000	1,011,093
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	4,180,000	4,160,163
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/26	250,000	257,738
TOTAL MAINE		6,946,139
Maryland - 1.7%
Baltimore Proj. Rev. Series 2017 D, 5% 7/1/25	75,000	77,205
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	105,000	98,902
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	130,000	128,522
Series 2021 A, 4.5% 11/1/23 (f)	4,000,000	3,982,698
Series 2021 C, 0.6% 7/1/24	560,000	545,155
Series 2022 D, 3.15% 7/1/24	4,000,000	3,924,207
Series 2022 I, 4.375% 1/1/25 (f)	12,000,000	11,892,877
Series 2022, 1.33% 1/1/24 (f)	5,000,000	4,933,536
Series 2023 B:
2.75% 6/1/25	3,055,000	3,004,081
2.75% 8/1/25	1,160,000	1,138,097
Series 2023 C, 3.4% 8/1/25	9,015,000	8,965,323
Series A, 0.25% 9/1/23	775,000	775,000
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/23	95,000	95,370
Series 2022 B, 5% 12/1/24	220,000	224,540
Maryland Dept. of Trans. County Trans. Rev. Series 2018, 5% 12/1/23	130,000	130,506
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, College Park Projs.) Series 2016, 4% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	1,330,000	1,332,449
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	4,005,000	4,068,959
Series 2023, 5% 7/1/27	1,360,000	1,424,790
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	8,225,000	8,329,981
Series 2015:
5% 7/1/24	45,000	45,301
5% 7/1/25	40,000	40,588
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,157,753
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/26	850,000	887,072
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (e)	670,000	631,496
2.625% 6/1/27 (e)	550,000	513,253
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/24	1,250,000	1,267,278
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 3.5%, tender 9/1/23 (b)	10,200,000	10,200,000
Series 2022 A:
5% 8/1/24	105,000	106,582
5% 8/1/25	530,000	547,134
5% 8/1/26	1,000,000	1,053,957
TOTAL MARYLAND		71,522,612
Massachusetts - 1.3%
Boston Hsg. Auth. Cap. Prog. Series 2020 B, 5% 4/1/24	475,000	479,363
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	5,700,000	5,728,998
Series 2011 N, 0.45%, tender 7/1/25 (b)	3,505,000	3,240,741
Series 2016 I:
5% 7/1/24	25,000	25,153
5% 7/1/25	20,000	20,269
5% 7/1/26	20,000	20,556
Series 2019 A, 5% 7/1/24	155,000	156,412
Series 2019 O:
5% 12/1/23	130,000	130,427
5% 12/1/24	100,000	101,734
Series C:
5% 10/1/23 (Assured Guaranty Muni. Corp. Insured)	350,000	350,291
5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	325,000	328,933
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (e)	3,800,000	3,848,908
5% 1/1/26 (e)	7,000,000	7,076,583
Series 2014, 5% 1/1/24 (e)	5,000,000	5,017,205
Series 2015 A, 5% 1/1/24 (e)	8,250,000	8,278,388
Series 2016, 5% 7/1/24 (e)	535,000	539,572
Series 2017 A, 5% 7/1/25 (e)	690,000	701,957
Series 2021 B:
5% 7/1/24 (e)	750,000	756,410
5% 7/1/25 (e)	1,575,000	1,602,292
Series 2022 B:
5% 7/1/24 (e)	270,000	272,307
5% 7/1/25 (e)	585,000	595,137
5% 7/1/26 (e)	365,000	373,878
5% 7/1/28 (e)	1,775,000	1,844,686
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 3.82%, tender 9/7/23 (Assured Guaranty Muni. Corp. Insured) (b)	8,815,000	8,815,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	395,000	366,921
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (e)	900,000	908,784
5% 7/1/25 (e)	25,000	25,561
Series 2019 C, 5% 7/1/24 (e)	345,000	348,367
TOTAL MASSACHUSETTS		51,954,833
Michigan - 0.8%
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24	1,335,000	1,338,464
Chippewa Valley Schools Series 2016 B, 5% 5/1/24	200,000	202,035
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	550,000	556,373
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/24	650,000	657,081
5% 7/1/25	480,000	492,741
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/25	2,500,000	2,565,912
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2016, 2% 5/1/24	125,000	123,134
Huron School District Series 2019, 5% 5/1/24	205,000	207,113
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	10,000	10,084
5% 5/15/25	15,000	15,272
5% 5/15/26	15,000	15,493
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.72%, tender 3/28/24 (b)(c)	1,000,000	1,000,000
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	1,000,000	935,274
Ludington Area School District (Michigan School Bond Qualification and Ln. Prog.) Series 2022 II, 5% 11/1/25	1,230,000	1,277,411
Michigan Bldg. Auth. Rev. Series 2023 I, 4.59% 4/15/58 (b)	3,500,000	3,500,000
Michigan Fin. Auth. Rev.:
Bonds:
Series 2013 M1, 3.5%, tender 9/1/23 (b)	5,000,000	5,000,000
Series 2016 E1, 4%, tender 8/15/24 (b)	5,085,000	5,092,275
Series 2019 MI2, 5%, tender 2/1/25 (b)	1,750,000	1,786,348
Series 2015 D1:
0.4% 10/15/23	650,000	645,958
0.55% 10/15/24	300,000	289,295
0.75% 10/15/25	250,000	235,100
Series 2015 MI, 5% 12/1/24	100,000	101,783
Series 2016, 5% 11/15/23	225,000	225,502
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	630,000	615,320
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(e)	150,000	145,198
Portage Pub. Schools Series 2016:
5% 11/1/24	45,000	45,849
5% 5/1/25	25,000	25,685
5% 11/1/25	25,000	25,900
5% 11/1/28	20,000	20,804
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23 (Escrowed to Maturity)	345,000	345,000
Wayne County Arpt. Auth. Rev. Series 2015 F, 5% 12/1/25 (e)	2,735,000	2,793,293
Wayne State Univ. Revs. Series 2013 A, 4% 11/15/23	350,000	350,305
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	340,671
TOTAL MICHIGAN		30,980,673
Minnesota - 0.7%
Central Muni. Pwr. Agcy. Rev. Series 2021, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	265,000	270,470
Maple Grove Health Care Sys. Rev. Series 2017, 5% 5/1/25	800,000	810,689
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	355,000	355,946
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A, 5% 1/1/28	215,000	215,902
Series 2016, 5% 1/1/25	620,000	633,283
Series 2019 B, 5% 1/1/25 (e)	1,000,000	1,013,000
Series 2019 C, 5% 1/1/26	380,000	394,481
Series 2022 B:
5% 1/1/24 (e)	1,860,000	1,865,382
5% 1/1/25 (e)	195,000	197,460
5% 1/1/26 (e)	470,000	480,505
5% 1/1/27 (e)	1,580,000	1,635,268
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	6,000,000	6,379,919
Minnesota Gen. Oblig. Series 2021 B, 5% 9/1/25	3,425,000	3,543,591
Minnesota Hsg. Fin. Agcy.:
Series 2021 A, 0.625% 1/1/24 (e)	380,000	375,778
Series 2022 A:
5% 8/1/25	1,155,000	1,188,023
5% 8/1/26	1,300,000	1,358,713
Series 2022 B, 5% 8/1/26	100,000	104,516
Series 2023 E, 3.875% 8/1/25	700,000	699,060
Series 2023 F, 5.75% 7/1/53	100,000	106,313
Series H, 0.65% 1/1/24 (e)	180,000	178,071
Minnesota Muni. Gas Agcy. Rev.:
Bonds Series 2022 A, 4%, tender 12/1/27 (b)	1,725,000	1,703,237
Series 2022 A, 4% 12/1/24	2,700,000	2,700,756
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	50,000	50,389
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2016, 5% 1/1/24	1,930,000	1,938,633
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	400,000	414,050
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 1994 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	290,000	286,525
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	20,000	20,099
TOTAL MINNESOTA		28,920,059
Mississippi - 0.0%
Jackson Gen. Oblig. Series 2021, 5% 3/1/24	500,000	501,522
Mississippi Dev. Bank Spl. Oblig. (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	744,601
TOTAL MISSISSIPPI		1,246,123
Missouri - 0.4%
Barry County Ctfs. Prtn. Law Enforcement Ctr. Proj. Series 2023:
5% 10/1/25	215,000	219,156
5% 10/1/26	550,000	565,843
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/24	15,000	15,042
5% 3/1/25	15,000	15,114
5% 3/1/26	20,000	20,193
Jackson County Spl. Oblig. Series 2023 A, 5% 12/1/28	1,000,000	1,078,166
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2021 B, 4%, tender 5/1/26 (b)	1,500,000	1,514,963
Series 2014 A, 5% 6/1/24	1,000,000	1,009,635
Series 2020, 5% 11/15/23	815,000	817,092
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	60,000	59,223
Missouri State Pub. Util. Commn Rev. Series 2023, 4% 12/1/24	10,000,000	10,005,828
Ozarks Technical Cmnty. College Series 2021, 5% 3/1/25	225,000	229,937
Saint Louis Arpt. Rev.:
Series 2017 B, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured) (e)	250,000	252,177
Series 2019 B:
5% 7/1/24 (e)	400,000	403,321
5% 7/1/25 (e)	420,000	427,352
Series 2022 A, 5% 7/1/24 (e)	565,000	569,692
TOTAL MISSOURI		17,202,734
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	25,000	24,659
Series 2022 A, 3% 6/1/52	260,000	247,897
Series A1, 3.5% 6/1/50	320,000	311,682
TOTAL MONTANA		584,238
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019:
2.5%, tender 8/1/25 (b)	1,000,000	960,202
4%, tender 8/1/25 (b)	7,050,000	7,005,516
Douglas County Hosp. Auth. #3 Health Facilities Rev. Series 2015, 5% 11/1/28	1,250,000	1,282,396
Gretna Ctfs. of Prtn.:
Series 2021, 4% 12/15/25	2,620,000	2,630,445
Series 2022, 5% 12/15/25	4,000,000	4,069,341
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Series 2022 A:
5% 4/1/24	1,690,000	1,705,717
5% 4/1/25	2,835,000	2,901,661
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (e)	90,000	88,328
Series 2022 B:
5% 3/1/24 (e)	1,050,000	1,055,218
5% 9/1/24 (e)	1,065,000	1,075,734
Nebraska Pub. Pwr. District Rev. Series 2016 C, 5% 1/1/25	200,000	204,155
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	204,763
TOTAL NEBRASKA		23,183,476
Nevada - 0.8%
Clark County Arpt. Rev. Series 2021 B:
5% 7/1/24 (e)	2,145,000	2,162,811
5% 7/1/25 (e)	795,000	810,319
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2017 B, 5% 7/1/25 (e)	665,000	678,401
Series 2019 E:
5% 7/1/25	100,000	102,761
5% 7/1/27	275,000	293,257
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	2,065,000	2,058,762
Clark County School District:
Series 2017 C, 5% 6/15/24	200,000	202,075
Series 2017 D:
5% 6/15/24	400,000	400,373
5% 6/15/25	350,000	350,343
Series 2018 A:
5% 6/15/24	685,000	692,108
5% 6/15/25	315,000	323,200
Series 2021 C, 5% 6/15/25	2,655,000	2,724,118
Las Vegas Convention & Visitors Auth. Series 2021, 5% 7/1/24	1,000,000	1,010,732
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 4.125%, tender 12/1/23 (b)(e)(f)	10,500,000	10,495,892
Series 2023 A, 3.7%, tender 1/31/24 (b)(e)(f)	10,000,000	9,949,505
Nevada Gen. Oblig. Series 2013 F1, 5% 3/1/25	10,000	10,012
Nevada Hsg. Division Bonds Series 2022, 5%, tender 12/14/24 (b)	875,000	883,493
TOTAL NEVADA		33,148,162
New Hampshire - 0.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,159,550
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2018 A, 4.845%, tender 9/7/23 (b)(e)	5,000,000	4,919,179
Series 2019 A2, 2.15%, tender 7/1/24 (b)(e)	555,000	545,797
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (Escrowed to Maturity) (e)	260,000	260,911
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012, 5% 7/1/27	120,000	120,084
TOTAL NEW HAMPSHIRE		7,005,521
New Jersey - 2.3%
Burlington County Bridge Commission Lease Rev. (Governmental Leasing Prog.) Series 2021, 4% 4/1/24	425,000	426,758
Gloucester County Impt. Auth. Rev. Series 2021, 0.6% 3/1/24	2,400,000	2,349,456
New Brunswick Gen. Oblig. Series 2023, 5% 5/31/24	1,860,000	1,880,575
New Brunswick Parking Auth. Rev. Series 2020 B:
5% 9/1/23	675,000	675,000
5% 9/1/25	850,000	874,960
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/25	1,000,000	1,029,899
5% 11/1/26	1,100,000	1,151,467
Series 2023 RRR:
5% 3/1/24	5,000,000	5,032,092
5% 3/1/25	2,680,000	2,733,330
5% 3/1/26	5,065,000	5,241,753
Series 2024 SSS:
5% 6/15/26 (d)	1,970,000	2,011,816
5% 6/15/27 (d)	155,000	160,140
Series QQQ:
5% 6/15/24	300,000	303,044
5% 6/15/25	385,000	394,220
5% 6/15/26	555,000	577,441
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	522,840
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/25	350,000	359,823
(Provident Montclair Proj.) Series 2017, 5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,215
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (e)	350,000	350,878
Series 2005 N1, 5.5% 9/1/23	350,000	350,000
Series 2014 UU, 5% 6/15/24	400,000	404,058
Series 2015 B, 5.25% 7/1/25	1,285,000	1,324,041
Series 2015 XX, 4% 6/15/24	545,000	546,394
Series 2016 AAA, 5% 6/15/26	3,375,000	3,511,467
Series 2019:
5.25% 9/1/23 (f)	5,000,000	5,000,000
5.25% 9/1/24 (f)	4,485,000	4,554,048
5.25% 9/1/26 (f)	1,510,000	1,582,863
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (e)	1,600,000	1,444,281
New Jersey Edl. Facility:
Series 2016 A, 5% 7/1/24	175,000	176,779
Series 2016 D, 5% 7/1/25	1,860,000	1,913,354
New Jersey Gen. Oblig.:
Series 2014, 5% 6/1/24	385,000	389,723
Series 2021, 2% 6/1/25	840,000	810,741
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 7/1/25 (b)	150,000	153,501
Series 2016 A:
5% 7/1/24 (Escrowed to Maturity)	20,000	20,255
5% 7/1/24 (Escrowed to Maturity)	10,000	10,124
5% 7/1/26 (Escrowed to Maturity)	5,000	5,229
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,045,773
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (e)	55,000	55,633
Series 2016 1A:
5% 12/1/23 (e)	1,400,000	1,404,098
5% 12/1/24 (e)	1,430,000	1,448,370
Series 2017 1A:
5% 12/1/23 (e)	4,195,000	4,207,279
5% 12/1/25 (e)	420,000	428,139
Series 2018 B, 5% 12/1/24 (e)	5,500,000	5,571,319
Series 2019 A:
5% 12/1/23	4,260,000	4,275,033
5% 12/1/24	270,000	274,418
Series 2020 A, 5% 12/1/23 (e)	1,500,000	1,504,391
Series 2020:
5% 12/1/23 (e)	945,000	947,766
5% 12/1/24 (e)	675,000	682,773
Series 2021 A:
5% 12/1/23 (e)	200,000	200,585
5% 12/1/24 (e)	330,000	333,800
5% 12/1/25 (e)	700,000	713,566
Series 2021 B, 5% 12/1/24 (e)	570,000	576,564
Series 2023 B:
5% 12/1/25 (e)	1,800,000	1,834,883
5% 12/1/28 (e)	1,000,000	1,044,414
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2021 B, 0.5% 11/1/23	670,000	666,661
Series 2023 C, 5% 11/1/26 (e)	1,000,000	1,012,905
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D, 4% 4/1/25 (e)	150,000	148,936
Series 2021 H, 0.35% 4/1/24	775,000	759,530
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/24	4,500,000	4,541,309
5% 6/1/25	825,000	843,695
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/23	470,000	472,020
Series 2006 A, 5.25% 12/15/23 (Assured Guaranty Muni. Corp. Insured)	500,000	502,330
Series 2008 A, 0% 12/15/25	1,000,000	918,106
Series 2010 A, 0% 12/15/25	510,000	468,234
Series 2010 D, 5.25% 12/15/23	555,000	557,385
Series 2016 A, 5% 6/15/27	90,000	93,627
Series 2018 A, 5% 6/15/24	670,000	677,313
Series 2022 AA:
5% 6/15/24	330,000	333,348
5% 6/15/25	2,220,000	2,273,164
Series 2023 AA:
5% 6/15/25	2,250,000	2,303,882
5% 6/15/26	425,000	442,252
Series A:
5% 12/15/23	365,000	366,320
5% 12/15/24	210,000	213,550
5% 12/15/25	200,000	206,425
Series D, 5% 12/15/23	480,000	481,735
The Board of Ed. of Newark Series 2021:
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	256,742
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	312,546
TOTAL NEW JERSEY		93,693,384
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 D, 3.9%, tender 6/1/28 (b)	3,000,000	2,974,336
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (e)	750,000	750,000
5% 9/1/24 (e)	1,000,000	1,009,595
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	160,000	158,146
Series 2019 C, 4% 1/1/50	310,000	305,987
Series 2023 C, I 5.75% 3/1/54	300,000	320,273
New Mexico Mtg. Fin. Auth. Multi-family Hsg. Rev. Bonds (Santa Fe Apts. and Sangre De Cristo Proj.) Series 2023, 5%, tender 6/1/25 (b)	5,000,000	5,050,526
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	1,070,000	1,083,665
Series 2019 A:
4% 11/1/23	645,000	645,202
4% 11/1/24	250,000	250,078
4% 5/1/25	960,000	961,286
TOTAL NEW MEXICO		13,509,094
New York - 3.8%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	40,000	40,364
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	340,000	317,615
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.) Series 2021, 5% 6/1/24	940,000	949,743
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	805,000	826,111
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	1,055,000	1,030,792
Series 2020 B, 0.85%, tender 9/1/25 (b)	7,060,000	6,618,417
Series 2021 B, 1.5%, tender 9/1/26 (b)	470,000	433,426
Monroe County Indl. Dev. Corp. (The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	361,747
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	5,190,000	5,162,070
New York City Gen. Oblig.:
Series 2006, 3.98%, tender 6/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,000,000
Series 2007 A, 3%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	625,000	625,000
Series 2007 C-4, 4.89%, tender 1/1/32 (Assured Guaranty Muni. Corp. Insured) (b)	225,000	225,000
Series 2007, 3%, tender 9/6/23 (Assured Guaranty Muni. Corp. Insured) (b)	2,025,000	2,025,000
Series 2008 A-3, 3%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	1,800,000	1,800,000
Series 2008 C-4, 4.2%, tender 10/1/27 (b)	8,675,000	8,675,000
Series 2008 J11, 5% 8/1/26	260,000	273,659
Series 2014 J, 5% 8/1/25	410,000	416,651
Series 2018 A:
5% 8/1/24	150,000	152,354
5% 8/1/26	565,000	594,681
Series 2020 A1, 5% 8/1/27	1,700,000	1,822,255
Series 2023 C, 5% 8/1/25	2,500,000	2,582,693
Series 2023 D, 5% 8/1/25	2,000,000	2,066,154
Series 2023 F1:
5% 8/1/25	1,250,000	1,291,346
5% 8/1/26	5,600,000	5,894,183
Series A, 5% 8/1/25	670,000	680,869
Series C, 5% 8/1/26	220,000	231,557
Series I1, 5% 3/1/27	200,000	201,468
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,456,366
New York City Hsg. Dev. Corp. Series G1, 2.35% 11/1/23	450,000	449,028
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,710,000	2,534,370
Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,820,000	1,668,360
Series 2021, 0.6%, tender 7/1/25 (b)	425,000	394,265
Series 2023 A2:
3.7%, tender 12/30/27 (b)	6,000,000	5,958,803
3.73%, tender 12/29/28 (b)	1,000,000	995,105
Series A3, 1.125%, tender 11/1/24 (b)	2,000,000	1,927,209
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,018,822
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,365,000	1,405,597
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 DD, 4.65% 6/15/33 (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S 1:
5% 7/15/24	70,000	71,026
5% 7/15/24 (Escrowed to Maturity)	305,000	309,337
Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	381,850
New York City Transitional Fin. Auth. Rev.:
Series 2014 D1, 5% 2/1/27	350,000	351,917
Series 2021 F1, 5% 11/1/27	775,000	836,940
Series 2023 E, 5% 11/1/25	1,175,000	1,219,295
Series A1, 5% 8/1/24	250,000	253,879
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2014 E, 5% 2/15/26 (Pre-Refunded to 2/15/25 @ 100)	300,000	307,384
Series 2016 D, 5% 2/15/25 (Escrowed to Maturity)	455,000	466,198
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	3,005,000	3,010,670
Series 2015 A, 5% 7/1/24	275,000	279,003
Series 2021 A, 5% 7/1/24	1,410,000	1,425,705
Series 2022 A:
5% 7/1/26	200,000	207,295
5% 7/1/27	500,000	526,191
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24 (Escrowed to Maturity)	250,000	252,332
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2013 B1, 5% 11/15/23	585,000	586,908
Series 2016 A:
4% 11/15/25	350,000	356,882
5% 11/15/26	1,055,000	1,121,053
Series 2016 B1, 5% 11/15/25	255,000	265,384
Series 2017 B2, 5% 11/15/24	420,000	428,926
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 D1, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.881%, tender 9/1/23 (b)(c)	5,390,000	5,376,391
Series 2019 D1, 5%, tender 11/15/24 (b)	4,000,000	4,050,239
Series 2020 A2, 5%, tender 5/15/24 (b)	800,000	805,879
Series 2015 A1, 5% 11/15/27	1,000,000	1,018,344
Series 2016 B, 5% 11/15/23	2,035,000	2,040,303
Series 2016 D, 5% 11/15/27	1,070,000	1,106,972
Series 2017 A2, 5% 11/15/25	1,880,000	1,930,072
Series 2017 B, 5% 11/15/23	2,220,000	2,225,761
Series 2017 C1, 5% 11/15/28	660,000	697,033
Series 2017 D:
5% 11/15/23	420,000	421,094
5% 11/15/25	2,140,000	2,196,997
New York St Mtg. Agcy. Homeowner Series 2015 194, 3.35% 4/1/25 (e)	2,490,000	2,461,947
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/25 (Escrowed to Maturity)	440,000	450,516
5% 2/15/25 (Escrowed to Maturity)	250,000	256,153
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	205,219
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 4.6%, tender 9/1/23 (AMBAC Insured) (b)	300,000	300,000
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 4.125%, tender 11/1/23 (b)(e)	6,000,000	5,999,749
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	405,000	372,875
Series 2021 J2, 1.1%, tender 5/1/27 (b)	980,000	865,477
Series 2021 K2, 1%, tender 11/1/26 (b)	265,000	240,440
Series J, 0.75% 5/1/25	360,000	339,493
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 4/1/24 (e)	1,110,000	1,115,177
Series 2023 251:
3.65% 10/1/25 (e)	535,000	523,222
3.7% 4/1/26 (e)	955,000	928,609
Series 221, 3.5% 10/1/32 (e)	45,000	43,589
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/23 (e)	675,000	676,797
5% 12/1/25 (e)	3,050,000	3,115,007
Series 2020 C, 5% 12/1/23	1,000,000	1,003,168
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/27 (e)	1,025,000	1,069,999
Series 2022:
5% 12/1/26 (e)	5,870,000	6,065,206
5% 12/1/27 (e)	1,915,000	1,998,311
New York Urban Dev. Corp. Rev.:
Series 2014 A, 5% 3/15/26 (Pre-Refunded to 3/15/24 @ 100)	340,000	343,064
Series 2016 A, 5% 3/15/29	420,000	436,454
Series 2017 C, 5% 3/15/26	1,060,000	1,106,760
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/24 (e)	2,885,000	2,900,080
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	280,000	283,056
5% 6/15/25	295,000	302,577
Series 2022 B:
5% 10/1/25	340,000	351,774
5% 10/1/26	175,000	184,704
Triborough Bridge & Tunnel Auth.:
Bonds:
Series 2021 A2:
2%, tender 5/15/24 (b)	1,000,000	984,073
2%, tender 5/15/26 (b)	1,285,000	1,209,736
2%, tender 5/15/28 (b)	450,000	407,802
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	5,172,073
Series 2021 C, 5%, tender 5/15/26 (b)	4,200,000	4,343,449
Series 2023 A:
5% 5/15/25	555,000	571,322
5% 11/15/25	1,200,000	1,246,180
Triborough Bridge & Tunnel Auth. Revs.:
Bonds Series 2005 B 4A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.931%, tender 9/1/23 (b)(c)	1,960,000	1,950,928
Series 2023 A, 5% 11/15/24	5,370,000	5,475,457
Yonkers Gen. Oblig.:
Series 2021 A:
4% 2/15/24	250,000	250,591
5% 2/15/26 (Assured Guaranty Muni. Corp. Insured)	400,000	415,918
Series 2021 B:
4% 2/15/24	290,000	290,686
5% 2/15/26	320,000	332,735
TOTAL NEW YORK		157,223,713
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 186, 5% 10/15/23 (e)	500,000	500,891
Series 193, 5% 10/15/25 (e)	1,000,000	1,025,493
Series 2013 178, 5% 12/1/25 (e)	975,000	976,519
Series 2013, 5% 12/1/24 (e)	250,000	250,661
Series 2014 185, 5% 9/1/25 (e)	415,000	419,106
Series 2014 186, 5% 10/15/26 (e)	2,800,000	2,824,507
Series 2015 193, 5% 10/15/27 (e)	1,130,000	1,150,294
Series 2016 195, 5% 10/1/25 (e)	1,065,000	1,091,554
Series 2018, 5% 9/15/25 (e)	390,000	399,252
Series 2020 221, 5% 7/15/24 (e)	605,000	612,578
Series 207:
5% 9/15/23 (e)	200,000	200,089
5% 9/15/24 (e)	430,000	436,245
Series 223:
5% 7/15/24 (e)	1,250,000	1,265,657
5% 7/15/25 (e)	885,000	907,259
TOTAL NEW YORK AND NEW JERSEY		12,060,105
North Carolina - 1.5%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/25 (e)	100,000	101,839
Series 2021 B, 5% 7/1/24 (e)	2,000,000	2,016,607
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 B, 1.95%, tender 11/1/29 (b)	3,075,000	2,707,581
Series 2018 C, 3.45%, tender 10/31/25 (b)	2,805,000	2,783,351
Series 2018 E, 0.8%, tender 10/31/25 (b)	1,500,000	1,377,783
Series 2021 B, 5%, tender 12/2/24 (b)	4,285,000	4,349,556
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (b)(e)	2,000,000	1,958,634
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	305,558
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series 2015 B, 5% 10/1/55 (Pre-Refunded to 10/1/25 @ 100)	9,750,000	10,091,614
Bonds (Republic Svcs., Inc. Proj.) Series 2013, 4.05%, tender 6/1/38 (b)(e)	10,000,000	9,999,388
North Carolina Grant Anticipation Rev.:
Series 2019, 5% 3/1/25	335,000	342,889
Series 2021, 5% 3/1/25	1,250,000	1,279,436
North Carolina Hsg. Fin. Agcy. Multi Hsg. Rev. Bonds Series 2021, 4.5%, tender 6/1/24 (b)	1,000,000	999,732
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 A, 5% 1/1/25	200,000	203,894
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2020 A, 5% 6/1/26 (e)	1,000,000	1,029,854
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24 (Escrowed to Maturity)	22,600,000	22,723,780
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (e)	130,000	135,633
TOTAL NORTH CAROLINA		62,407,129
North Dakota - 0.1%
Cass County Joint Wtr. Resource District Series 2021 A, 0.48% 5/1/24	3,000,000	2,904,353
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	45,499
Allen County Hosp. Facilities Rev.:
Bonds Series 2022 B1, 5%, tender 8/3/27 (b)	5,000,000	5,208,962
Series 2020 A, 5% 12/1/23	1,000,000	1,003,168
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	565,000	548,263
Series 2021 A, 5% 2/15/24	555,000	558,100
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	25,000	25,104
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	395,000	401,922
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	10,000	10,185
Series 2018 A:
5% 1/1/25 (e)	1,425,000	1,442,056
5% 1/1/26 (e)	290,000	296,353
Series 2019 B, 5% 1/1/27 (e)	350,000	362,022
Dayton City School District Ctfs. Prtn. Series 2021, 3% 12/1/24	165,000	163,326
Franklin County Rev. Bonds Series 2013 OH, 3.5%, tender 11/1/23 (b)	8,550,000	8,549,372
Gahanna-Jefferson City School District (School Facilities Proj.) Series 2021, 2% 12/1/23	355,000	353,225
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	778,093
5% 8/1/25	310,000	317,768
5% 8/1/26	535,000	556,303
Miami Univ. Series 2022 A, 5% 9/1/24	550,000	558,108
Ohio Higher Edl. Facility Commission Rev.:
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	493,874
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	605,000	563,047
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/25	60,000	61,207
5% 1/1/26	500,000	519,281
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	30,000	29,967
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55 (d)	240,000	259,743
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,055,000	1,076,967
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/24	35,000	35,175
5% 2/15/25	35,000	35,585
5% 2/15/26	405,000	414,699
Series 2019, 5% 2/15/29	700,000	722,624
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	504,735
3% 12/1/24	425,000	421,070
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	301,429
5% 1/1/25	400,000	407,997
Wooster Ohio Series 2023, 4.5% 6/7/24	2,000,000	2,014,114
TOTAL OHIO		29,039,343
Oklahoma - 0.6%
Canadian Cny Edl. Facilities Auth. Series 2021, 3% 9/1/23	2,000,000	2,000,000
Cleveland County Edl. Facilities Auth. (Moore Pub. Schools Proj.) Series 2021:
4% 6/1/24	1,050,000	1,053,686
4% 6/1/25	295,000	297,717
Jackson County Facilities Auth. Rev. (Jackson County Courthouse Proj.) Series 2022:
3% 10/1/24	400,000	394,534
3% 10/1/25	730,000	713,079
Mcintosh County Edl. Facilities Auth. (Checotah Pub. School Proj.) Series 2022, 2% 9/1/25	650,000	619,329
Oklahoma City Arpt. Trust Series 2018, 5% 7/1/24 (e)	1,665,000	1,677,481
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	5,990,000	5,906,725
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 5% 8/15/31 (b)	2,450,000	2,450,000
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54 (d)	50,000	54,306
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	315,000	321,667
Osage County Indl. Auth. Series 2022, 2% 9/1/23	3,500,000	3,500,000
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24	4,000,000	3,822,140
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	446,454
4% 9/1/25	690,000	695,260
Univ. of Oklahoma Gen. Rev. Series 2020 B, 4% 7/1/24	490,000	491,725
Washington County Okla Edl. Facsa (Dewey Pub. Schools Proj.) Series 2023, 5% 9/1/27	455,000	474,085
TOTAL OKLAHOMA		24,918,188
Oregon - 0.3%
Multnomah County Hosp. Facilities Auth. Rev. Bonds Series 2019, 5%, tender 3/1/25 (b)	5,185,000	5,231,740
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 2023 232, 3.8%, tender 6/15/28 (b)	2,000,000	1,996,771
Oregon Gen. Oblig. Series 2021 A, 5% 5/1/24	1,500,000	1,516,728
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/23	110,000	110,077
4% 12/1/24	150,000	150,583
4% 12/1/25	150,000	151,329
Port of Portland Arpt. Rev.:
Series 2014 22, 5% 7/1/25 (e)	1,255,000	1,264,564
Series 2022, 5% 7/1/25 (e)	1,315,000	1,336,861
Series 26 C:
5% 7/1/24 (e)	1,000,000	1,007,093
5% 7/1/26 (e)	1,150,000	1,187,887
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 5% 5/15/26	135,000	135,099
TOTAL OREGON		14,088,732
Pennsylvania - 2.8%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series 2017 E, 0.000% x SIFMA Municipal Swap Index 5.17%, tender 5/15/27 (b)(c)	4,000,000	3,939,137
Series 2019 A, 5% 7/15/24	1,745,000	1,763,893
Series 2021 B:
5% 10/15/23	950,000	951,273
5% 10/15/24	705,000	714,925
5% 10/15/25	740,000	761,292
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	301,402
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	245,000
Commonwealth Fing. Auth. Rev. Series 2019 B, 5% 6/1/24	275,000	278,253
Delaware County Auth. Univ. Rev. Series 2020, 5% 10/1/23	240,000	240,023
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2022:
5% 1/1/24	1,700,000	1,708,977
5% 1/1/25	1,805,000	1,844,614
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	4,975,000	5,175,090
Laurel Highlands School District Series 2021:
4% 2/1/24	635,000	635,770
4% 2/1/25	345,000	346,157
Lycoming County Auth. Rev. Bonds Series 2013 S2, 4.5%, tender 10/31/24 (b)	1,400,000	1,388,060
Monroeville Fin. Auth. UPMC Rev. Series 2023 C, 5% 5/15/24	260,000	262,266
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	5,000	5,000
Series 2019:
5% 9/1/23	500,000	500,000
5% 9/1/26	1,250,000	1,292,630
Neshannock Township School District Gen. Oblig. Series 2021 B, 2% 9/1/23	325,000	325,000
Northampton County Gen. Purp. College Rev. Series 2017, 5% 11/1/23	365,000	365,890
Parkland School District Series 2021 A, 3% 2/1/24	225,000	224,425
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A, 5% 11/15/23	225,000	225,533
Series 2021 A, 4% 10/15/23	425,000	425,106
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2014, 4.1%, tender 10/2/23 (b)(e)	14,500,000	14,498,051
Series 2019 B2, 4.2%, tender 1/16/24 (b)(e)	5,000,000	4,996,463
(Waste Mgmt., Inc. Proj.) Series 2013, 4.125%, tender 11/1/23 (b)(e)	23,850,000	23,849,003
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(e)	1,200,000	1,148,829
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.87%, tender 9/7/23 (b)(c)(e)	1,365,000	1,365,054
Series 2011, 2.15%, tender 7/1/24 (b)(e)	775,000	762,148
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134 B, 5% 10/1/23 (e)	1,000,000	1,000,536
Series 2021 134B, 5% 10/1/24 (e)	1,000,000	1,008,853
Series 2021 135 B:
5% 10/1/23 (e)	1,025,000	1,025,549
5% 4/1/24 (e)	600,000	602,798
5% 10/1/24 (e)	805,000	812,126
5% 4/1/25 (e)	180,000	182,412
Series 2021 137:
0.45% 10/1/23	325,000	324,420
5% 4/1/24	200,000	201,554
5% 4/1/25	200,000	204,210
5% 10/1/26	280,000	291,518
Series 2022 138, 5% 4/1/25	2,415,000	2,465,836
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2022, 1.25%, tender 2/1/24 (b)	6,000,000	5,924,270
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2023, NULL 0%, tender 7/15/26 (b)(d)	8,000,000	7,999,998
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/23	1,410,000	1,414,976
Series 2022 B:
5% 12/1/23	435,000	436,535
5% 12/1/24	695,000	709,426
5% 12/1/25	425,000	440,426
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/24 (e)	1,315,000	1,324,413
5% 6/15/26 (e)	1,000,000	1,013,283
Series 2017 A, 5% 7/1/24	40,000	40,446
Series 2017 B:
5% 7/1/24 (e)	1,160,000	1,168,789
5% 7/1/25 (e)	440,000	447,780
5% 7/1/26 (e)	3,360,000	3,457,078
Series 2020 C, 5% 7/1/25 (e)	2,450,000	2,493,318
Series 2021:
5% 7/1/24 (e)	1,970,000	1,984,926
5% 7/1/25 (e)	4,245,000	4,320,055
5% 7/1/28 (e)	95,000	99,747
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	535,646
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/25	420,000	430,524
Philadelphia School District:
Series 2019 A, 5% 9/1/23	185,000	185,000
Series 2021 B, 5% 9/1/23	660,000	660,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/23	270,000	270,000
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	5,000	5,100
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	5,000	5,197
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,292
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,302
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/24	210,000	211,660
5% 5/1/25	340,000	345,961
5% 5/1/26	320,000	329,424
Township of East Vincent Gen. Oblig. Series 2021:
3% 12/1/23	200,000	199,682
3% 12/1/24	250,000	248,138
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A, 4% 7/1/24	450,000	448,051
TOTAL PENNSYLVANIA		115,819,519
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	160,000	160,629
5% 5/15/25	120,000	121,155
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	130,000	133,174
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	65,000	64,265
Series 2022 76 A:
5% 4/1/27	35,000	36,725
5% 4/1/28	250,000	267,003
5% 4/1/29	300,000	323,437
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (e)	855,000	872,304
Series 2019 A:
5% 12/1/26 (e)	570,000	588,780
5% 12/1/28 (e)	490,000	516,493
Series A, 4% 12/1/26 (e)	145,000	144,317
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	76,187
5% 6/1/27	20,000	20,331
TOTAL RHODE ISLAND		3,324,800
South Carolina - 0.5%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	10,175,000	10,151,215
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2021 A, 4% 1/1/24	1,000,000	1,001,211
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	25,000	25,581
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2023 A, 5% 3/1/24	275,000	277,285
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	80,000	78,922
Series 2023 B, 6% 1/1/54 (d)	150,000	162,588
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (e)	1,260,000	1,286,060
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (e)	2,470,000	2,531,852
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	445,000	456,143
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	1,075,000	1,101,919
Series 2019 B, 5% 7/1/26 (e)	185,000	190,345
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/25	190,000	192,740
Series 2015 A, 5% 12/1/25	115,000	117,504
Series 2020 A:
5% 12/1/23	70,000	70,196
5% 12/1/23 (Escrowed to Maturity)	155,000	155,584
5% 12/1/23 (Escrowed to Maturity)	395,000	396,489
5% 12/1/24	40,000	40,606
5% 12/1/24 (Escrowed to Maturity)	95,000	96,902
5% 12/1/24 (Escrowed to Maturity)	230,000	234,605
Series 2021 A:
5% 12/1/24	375,000	380,681
5% 12/1/25	850,000	873,625
Series 2022 C:
5% 12/1/23	270,000	270,758
5% 12/1/25	360,000	370,006
Series 2022 E:
5% 12/1/23	500,000	501,403
5% 12/1/25	150,000	154,169
5% 12/1/26	170,000	176,914
TOTAL SOUTH CAROLINA		21,295,303
South Dakota - 0.1%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/24	425,000	423,184
3% 4/1/25	500,000	490,132
South Dakota Health & Edl. Facilities Auth. Rev.:
Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,940,000	1,951,125
Series 2020 A, 5% 9/1/23	335,000	335,000
South Dakota Hsg. Dev. Auth. Series 2017 D, 4% 11/1/47	515,000	510,425
TOTAL SOUTH DAKOTA		3,709,866
Tennessee - 1.0%
Jackson Hosp. Rev. Series 2015, 5% 4/1/27	5,750,000	5,829,382
Johnson City Health & Edl. Hosp. Rev. Series 2023 A:
5% 7/1/25	1,250,000	1,275,632
5% 7/1/26	400,000	412,529
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B, 5% 7/1/24 (e)	3,750,000	3,775,691
Series 2021 A, 5% 7/1/25 (e)	2,750,000	2,795,717
Series 2021 C:
1.875% 7/1/25 (e)	675,000	634,877
5% 7/1/24 (e)	1,850,000	1,862,674
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(e)	400,000	387,194
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Richland Hills Apts. Proj.) Series 2021, 1.25%, tender 12/1/23 (b)	4,000,000	3,974,646
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/25 (e)	1,910,000	1,943,097
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022 B, 4% 1/1/26	1,425,000	1,449,300
Tennergy Corp. Gas Rev.:
Bonds Series 2019 A, 5%, tender 10/1/24 (b)	10,650,000	10,726,784
Series 2021 A:
4% 9/1/23	275,000	275,000
4% 3/1/24	300,000	299,995
Tennessee Energy Acquisition Corp.:
Bonds:
Series 2018, 4%, tender 11/1/25 (b)	3,500,000	3,459,542
Series 2023 A1, 5%, tender 5/1/28 (b)	3,000,000	3,057,100
Series 2021 A, 5% 11/1/23	250,000	250,314
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	120,000	118,165
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	230,000	219,031
TOTAL TENNESSEE		42,746,670
Texas - 6.4%
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,564
Andrews County Hosp. District Series 2021, 5% 3/15/26	1,430,000	1,474,459
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/23	450,000	451,815
5% 12/15/24	550,000	560,126
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (e)	715,000	720,641
Series 2019:
5% 11/15/23 (e)	845,000	846,439
5% 11/15/24 (e)	3,360,000	3,397,617
Austin Independent School District Series 2015 A, 4% 8/1/34 (Pre-Refunded to 8/1/25 @ 100)	1,585,000	1,602,208
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	960,000	970,872
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	660,000	648,837
Cameron County Tex Hsg. Fin. Corpm Bonds Series 2022, 3.5%, tender 12/1/23 (b)	3,000,000	2,993,580
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/24	75,000	75,352
5% 1/1/26	75,000	77,062
Series 2020 B:
5% 1/1/25	125,000	127,467
5% 1/1/26	125,000	128,437
Series 2020 F, 5% 1/1/25	7,540,000	7,607,487
Clear Creek Independent School District Bonds:
Series 2013 B, 3.6%, tender 8/15/25 (b)	5,785,000	5,771,745
Series 2021 B, 0.28%, tender 8/15/24 (b)	630,000	604,609
Clifton Higher Ed. Fin. Corp. Ed. Rev. Series 2022 A, 5% 8/15/26	475,000	485,825
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 4.19%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	4,900,000	4,900,000
Cypress-Fairbanks Independent School District:
Bonds Series 2015 B1, 0.28%, tender 8/15/24 (b)	4,285,000	4,133,626
Series 2020 A, 5% 2/15/25	210,000	214,879
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/23 (e)	2,700,000	2,703,649
Series 2014 A:
4% 11/1/23 (e)	200,000	199,949
5.25% 11/1/26 (e)	900,000	901,758
5.25% 11/1/30 (e)	1,000,000	1,001,953
Series 2014 D, 5% 11/1/23 (e)	3,580,000	3,584,838
Series 2020 A:
5% 11/1/23	2,250,000	2,254,778
5% 11/1/24	225,000	228,681
Series 2021 B, 5% 11/1/24	3,500,000	3,554,078
Series 2023 B, 5% 11/1/25 (d)	5,000,000	5,160,708
Dallas Gen. Oblig. Series 2023 A:
5% 2/15/24	3,880,000	3,908,528
5% 2/15/25	1,170,000	1,198,349
5% 2/15/26	3,250,000	3,381,665
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023:
5%, tender 12/1/25 (b)	400,000	408,095
5%, tender 3/1/26 (b)	1,080,000	1,101,568
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	500,000	490,516
2%, tender 8/1/24 (b)	100,000	98,783
Series 2016, 0% 8/15/25	35,000	32,753
East Downtown Redev. Auth. Series 2021:
5% 9/1/24	405,000	408,729
5% 9/1/26	300,000	306,401
El Paso Wtr. & Swr. Rev. Series 2017, 5% 3/1/30	1,000,000	1,056,600
Energy Acquisition Pub. Facility Corp. Series 2007, 5.5% 8/1/25	1,075,000	1,093,875
Forney Independent School District Series 2021 B, 5% 8/15/25	1,010,000	1,041,823
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24	750,000	738,867
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,135,000	2,946,788
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,125,000	1,879,005
Series 2022 B, 3.65%, tender 8/1/24 (b)	4,000,000	3,991,989
Fort Worth Gen. Oblig. Series 2016, 5% 3/1/25	120,000	122,914
Galveston Pub. Facility Corp. Multifamily Hsg. Rev. Bonds Series 2021, 0.47%, tender 8/1/24 (b)	3,000,000	2,892,742
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	459,721
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (b)	1,865,000	1,866,754
Hale Ctr. Ed. Facilities Corp. (Wayland Baptist Univ. Proj.) Series 2022, 5% 3/1/25	475,000	479,097
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	3,345,000	3,391,211
Series 2020 A, 0.9%, tender 5/15/25 (b)	3,180,000	2,995,672
Series 2020 C2, 5%, tender 12/1/24 (b)	200,000	202,763
Series 2014 A, 5% 12/1/26	120,000	121,927
Series 2020 A, 4% 7/1/25	250,000	252,217
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 4.45%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	4,825,000	4,825,000
Series A3, 3.99%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	3,150,000	3,150,000
Houston Arpt. Sys. Rev.:
Series 2018 C, 5% 7/1/25 (e)	1,900,000	1,932,255
Series 2021 A:
5% 7/1/24 (e)	500,000	503,788
5% 7/1/26 (e)	1,250,000	1,286,115
Series 2023 A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured) (e)	2,000,000	2,057,785
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured) (e)	4,000,000	4,217,903
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2021:
4% 9/1/24	250,000	250,479
4% 9/1/25	215,000	216,351
4% 9/1/26	275,000	278,929
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	3,940,000	4,035,610
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	4,775,000	4,753,530
Series 2023 C, 4%, tender 6/1/25 (b)	5,665,000	5,686,742
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/25	1,750,000	1,812,073
Hsg. Synergy PFC Multifamily Hsg. Bonds (Villages of Westlake Apts.) Series 2022, 3.5%, tender 8/1/24 (b)	4,000,000	3,973,365
Katy Independent School District Bonds Series 2021 C, 1.5%, tender 8/15/24 (b)	2,500,000	2,448,212
Kilgore Independent School District Bonds Series 2022, 2%, tender 8/15/25 (b)	4,000,000	3,862,425
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	228,450
Leander Independent School District Series 2023 A, 0% 2/15/27	1,000,000	886,085
Love Field Arpt. Modernization Rev.:
Series 2017:
5% 11/1/23 (e)	1,150,000	1,151,554
5% 11/1/24 (e)	750,000	758,107
5% 11/1/25 (e)	730,000	744,824
Series 2021:
5% 11/1/23 (e)	3,860,000	3,865,216
5% 11/1/24 (e)	3,560,000	3,598,483
5% 11/1/25 (e)	4,005,000	4,082,178
5% 11/1/26 (e)	405,000	417,914
5% 11/1/27 (e)	415,000	433,118
Lower Colorado River Auth. Rev.:
(LCRA Transmission Servces Corp. Proj.) Series 2022, 5% 5/15/26	700,000	727,740
(LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/24	930,000	940,085
Series 2020, 5% 5/15/24	550,000	555,964
Series 2021, 5% 5/15/26	3,160,000	3,285,227
Series 2015 B, 5% 5/15/24	325,000	328,591
Series 2022:
5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	3,365,000	3,402,185
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	2,445,000	2,512,420
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/25	725,000	741,797
Magnolia Independent School District Series 2023, 5% 8/15/24	2,100,000	2,132,255
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.):
Series 2018, 0.000% x SIFMA Municipal Swap Index 4.845%, tender 9/7/23 (b)(c)(e)	3,425,000	3,369,649
Series 2020 A, 4%, tender 9/1/23 (b)(e)	11,400,000	11,400,000
(Waste Mgmt., INC. Proj.) Series 2023 A, 4.25%, tender 6/3/24 (b)	3,000,000	3,002,144
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	1,900,000	1,851,137
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	56,624
North East Texas Independent School District:
Bonds Series 2023, 3.6%, tender 8/1/24 (b)	3,000,000	2,992,934
Series 2015, 3% 8/1/27	920,000	901,047
North Texas Tollway Auth. Rev.:
Series 2017 A:
5% 1/1/24	70,000	70,079
5% 1/1/26	65,000	65,060
Series 2019 B, 5% 1/1/25	325,000	331,497
Series 2020 A, 5% 1/1/25	265,000	270,678
Series 2021 B, 5% 1/1/26	695,000	721,011
Series 2022 B, 5% 1/1/24	2,000,000	2,009,527
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	820,000	775,272
Series 2023 B, 3%, tender 8/1/29 (b)	5,250,000	5,134,741
Pecos Barstow Toyah Independent School District Series 2023:
5% 2/15/24	75,000	75,488
5% 2/15/25	1,250,000	1,277,977
Plainview Tex Independent School District Bonds Series 2020 B, 4%, tender 8/15/26 (b)	2,000,000	2,012,192
Port Arthur Series 2021:
5% 2/15/24	240,000	241,446
5% 2/15/24	195,000	196,175
Port of Houston Auth.:
Series 2021, 5% 10/1/23	805,000	805,876
Series 2023, 5% 10/1/26	955,000	1,004,802
Prosper Independent School District:
Bonds Series 2019 B, 4%, tender 8/15/26 (b)	2,900,000	2,920,897
Series 2015, 5% 2/15/24	250,000	251,783
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/25 (e)	400,000	406,791
5% 7/1/26 (e)	500,000	514,446
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, SIFMA Municipal Swap Index + 0.870% 5.34%, tender 12/1/25 (b)(c)	4,065,000	4,065,254
Series 2022, 2%, tender 12/1/27 (b)	1,555,000	1,419,655
Series 2023, 3.65%, tender 12/1/26 (b)	4,000,000	3,957,330
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	337,219
Series 2022, 5% 2/1/26	545,000	566,651
San Antonio Independent School District Series 2015, 5% 2/15/24	315,000	317,358
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	3,000,000	2,650,879
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	204,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	2,030,000	2,095,078
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	1,240,000	1,265,643
5% 2/15/26	35,000	36,268
Texas A&M Univ. Rev. Series 2021 A:
5% 5/15/24	1,350,000	1,365,569
5% 5/15/26	725,000	759,063
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54 (d)	605,000	654,458
Texas Gen. Oblig.:
Series 2015, 5% 8/1/26 (e)	7,875,000	8,054,934
Series 2019:
4% 8/1/25 (e)	3,005,000	3,026,020
5% 8/1/25 (e)	2,805,000	2,875,807
Texas Muni. Gas Acquisition And Supply Corp. Series 2021, 5% 12/15/23	3,450,000	3,455,556
Texas Muni. Pwr. Agcy. Rev. Series 2021:
3% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	900,000	900,000
3% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	850,000	842,871
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C:
5% 8/15/24	205,000	207,043
5% 8/15/25	1,245,000	1,253,037
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,750,000	3,400,130
Texas Trans. Commission State Hwy. Fund Rev. Series 2016 A, 5% 10/1/25	3,210,000	3,319,860
Univ. of Houston Univ. Revs. Series 2022 A, 5% 2/15/25	1,620,000	1,657,639
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/25	400,000	402,501
Waco Gen. Oblig. Series 2022, 5% 2/1/26	2,065,000	2,146,550
TOTAL TEXAS		264,256,212
Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (e)	150,000	151,185
Series 2018 A, 5% 7/1/25 (e)	3,500,000	3,564,352
Series 2021 A, 5% 7/1/24 (e)	1,000,000	1,007,900
Series 2023 A:
5% 7/1/25 (e)	700,000	712,870
5% 7/1/26 (e)	1,100,000	1,131,782
5% 7/1/28 (e)	1,000,000	1,051,772
Utah County Hosp. Rev. Bonds:
Series 2018 B2, 5%, tender 8/1/24 (b)	4,760,000	4,787,032
Series 2020 B1, 5%, tender 8/1/24 (b)	1,515,000	1,532,678
Series 2020 B2, 5%, tender 8/1/26 (b)	1,930,000	2,011,185
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	490,140
Vineyard Redev. Agcy. Series 2021, 5% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	675,000	681,693
TOTAL UTAH		17,122,589
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (e)	1,300,000	1,317,684
Series 2020 A, 5% 6/15/27 (e)	665,000	690,749
TOTAL VERMONT		2,008,433
Virginia - 1.4%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/24	425,000	429,217
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2023 A, 5% 1/1/26	3,975,000	4,071,833
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3.95%, tender 5/1/24 (b)(e)	2,250,000	2,247,453
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	7,400,000	7,412,331
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Compnay Proj.) Series 2008 A, 3.65%, tender 10/1/27 (b)	4,040,000	3,984,607
Chesterfield County Series 2015 B, 3% 1/1/26	5,000,000	4,929,895
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	50,450
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(e)	250,000	249,557
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.65%, tender 5/31/24 (b)	3,000,000	2,929,617
Loudoun County Gen. Oblig. Series 2020 B, 5% 12/1/25	305,000	317,343
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	3,674,508
Norfolk Arpt. Auth.:
Series 2021 A:
4% 7/1/24	1,170,000	1,173,742
4% 7/1/25	1,000,000	1,007,987
Series 2021 B, 5% 7/1/24 (e)	400,000	403,160
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	25,225
5% 6/15/25	20,000	20,427
5% 6/15/26	35,000	36,195
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(e)	4,000,000	3,995,471
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 C, 5% 8/1/24 (e)	600,000	607,108
Series 2019 B, 5% 8/1/25 (e)	1,200,000	1,230,960
Virginia Small Bus. Fing. Auth. Bonds (Pure Salmon Virgina LLC Proj.) Series 2022, 3.5%, tender 11/1/52 (b)(e)	15,000,000	14,981,054
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	2,075,000	2,021,094
TOTAL VIRGINIA		55,799,234
Washington - 0.9%
King County Hsg. Auth. Rev.:
Series 2019, 4% 11/1/24	135,000	135,618
Series 2020, 3% 6/1/25	275,000	270,654
Series 2021, 3% 12/1/25	825,000	812,803
King County Hsg. Auth. Workforce Hsg. Preservation Series 2021, 2% 10/1/23	100,000	99,860
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	3,295,000	3,070,837
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28 (d)	120,000	123,057
Series 2023 A2, 5% 1/1/28 (d)	65,000	67,340
Port of Seattle Rev.:
Series 2015 C:
5% 4/1/24 (e)	600,000	603,813
5% 4/1/25 (e)	2,000,000	2,024,739
Series 2016 B, 5% 10/1/23 (e)	2,000,000	2,001,601
Series 2016, 5% 2/1/25	290,000	296,144
Series 2019:
5% 4/1/24 (e)	400,000	402,542
5% 4/1/25 (e)	280,000	285,035
Series 2021 C:
5% 8/1/24 (e)	2,260,000	2,282,748
5% 8/1/25 (e)	390,000	398,617
Series 2021:
5% 9/1/23 (e)	2,100,000	2,100,000
5% 9/1/24 (e)	1,080,000	1,092,559
Series 2022 B:
5% 8/1/24 (e)	1,420,000	1,434,293
5% 8/1/25 (e)	1,335,000	1,364,496
5% 8/1/26 (e)	835,000	861,257
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,590,191
Skagit County Wash Pub. Hosp. District Series 2016, 4% 12/1/26	1,300,000	1,281,879
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	25,000	25,552
5% 1/1/26	35,000	36,334
Univ. of Washington Univ. Revs. Series 2020 C, 5% 4/1/26	1,000,000	1,041,985
Washington Gen. Oblig.:
Series 2015 E, 5% 7/1/25	2,230,000	2,281,427
Series 2016 B, 5% 7/1/25	1,075,000	1,108,338
Series R 2020 A, 5% 1/1/25	250,000	255,650
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	207,673
5% 8/15/26	115,000	117,685
5% 8/15/27	50,000	51,736
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	1,095,000	1,099,232
Series 2015:
5% 7/1/24	1,250,000	1,260,683
5% 7/1/27	1,250,000	1,271,352
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	967,102
Washington State Econ. Dev. Fin. Auth. Bonds Series 2022, 3.9%, tender 12/8/23 (b)(e)(f)	5,000,000	4,990,704
TOTAL WASHINGTON		37,315,536
West Virginia - 0.1%
Hsg. Auth. of Everett Bonds Series 2021, 0.3%, tender 9/1/23 (b)	1,500,000	1,500,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,822,373
Series 2015 A, 2.55%, tender 4/1/24 (b)	225,000	222,270
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 5% 6/1/24	1,490,000	1,504,030
TOTAL WEST VIRGINIA		5,048,673
Wisconsin - 0.9%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	304,093
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	1,866,167
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,097,022
Milwaukee County Arpt. Rev.:
Series 2013 A, 5.25% 12/1/23 (e)	35,000	35,094
Series 2014 A, 5% 12/1/27 (e)	1,975,000	1,976,654
Series 2016 A, 5% 12/1/23 (e)	585,000	586,234
Series 2019 B, 5% 12/1/23 (e)	1,200,000	1,202,532
Milwaukee Gen. Oblig.:
Series 2015 N2, 4% 3/15/24	2,545,000	2,540,807
Series 2018 N4, 5% 4/1/25	1,130,000	1,145,661
Series 2023 N3, 5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,023,307
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	2,375,000	2,414,008
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2015 A, 5% 6/1/24	2,000,000	2,013,445
Series 2020 A:
5% 6/1/24	675,000	679,538
5% 6/1/25	375,000	381,234
5% 6/1/26	515,000	527,277
Pub. Fin. Auth. Wis Pollutionc Bonds (Duke Energy Progress Proj.) Series 2022 A, 3.3%, tender 10/1/26 (b)	2,000,000	1,981,897
Racine Unified School District Series 2021:
2% 4/1/24	475,000	469,879
2% 4/1/25	600,000	577,545
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	90,000	91,775
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	355,000	361,417
Series 2014, 5% 5/1/26	800,000	804,045
Series 2018, 5% 4/1/26	195,000	202,357
Series 2019 A:
5% 12/1/23	35,000	35,115
5% 12/1/24	100,000	101,697
5% 12/1/25	125,000	128,339
5% 12/1/26	200,000	207,824
Wisconsin Health & Edl. Facilities Auth. Series 2014 A:
5% 12/1/24	775,000	785,093
5% 12/1/26	2,175,000	2,200,553
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series 2018 C3, 5%, tender 6/24/26 (b)	3,825,000	3,967,473
Series 2021 B:
4% 9/15/24	200,000	198,471
4% 9/15/26	220,000	214,669
Series 2022, 5% 10/1/25	3,635,000	3,743,938
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	320,000	305,307
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	170,000	165,191
0.81%, tender 5/1/25 (b)	200,000	189,836
TOTAL WISCONSIN		36,525,494
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/25	260,000	261,843
Sublette County Wyo Hosp. District Series 2023 A, 5% 6/15/26	2,000,000	1,988,454
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 1, 3.5% 6/1/52	1,390,000	1,351,882
TOTAL WYOMING		3,602,179
TOTAL MUNICIPAL BONDS (Cost $2,358,018,574)		2,324,016,885

Municipal Notes - 23.2%
	Principal Amount (a)	Value ($)
Alabama - 0.9%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 4.82% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	7,500,000	7,500,000
Series XM 11 10, 4.72% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,500,000	2,500,000
Series ZL 03 96, 4.77% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,395,000	2,395,000
Series ZL 03 97, 4.77% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,400,000	2,400,000
Health Care Auth. for Baptist Health Series 2013 B, 5.87% 9/7/23, VRDN (b)	16,180,000	16,180,000
Southeast Energy Auth. Rev. Bonds Participating VRDN Series XG 04 10, 4.77% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,200,000	4,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 4.55% 9/1/23, VRDN (b)(e)	245,000	245,000
TOTAL ALABAMA		35,420,000
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. Series 2015 B, 4.72% 9/7/23, LOC MUFG Bank Ltd., VRDN (b)	2,500,000	2,466,656
Mizuho Cap. Markets LLC Participating VRDN:
Series XF 30 93, 4.87% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,200,000	3,200,000
Series XF 30 94, 4.87% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
TOTAL ARIZONA		7,166,656
California - 2.2%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 4.82% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	12,980,000	12,980,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series Floater MIZ 91 13, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,600,000	1,600,000
Series MIZ 91 21, 4.5% 9/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	2,000,000	2,000,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 4.5% 9/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	4,325,000	4,325,000
Series 2022 MIZ 90 90, 4.5% 9/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	13,550,000	13,550,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 4.97% 9/7/23, LOC Mizuho Cap. Markets LLC (b)(g)(h)	1,500,000	1,500,000
Riverside County Gen. Oblig. TRAN Series 2023, 5% 6/28/24	3,000,000	3,045,322
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 14 51, 4.72% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	10,000,000	10,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 4.77% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	5,200,000	5,200,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 63, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	16,325,000	16,325,000
Series MIZ 91 15, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	12,800,000	12,800,000
Tender Option Bond Trust Receipts Participating VRDN Series 2023, 4.87% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
Ubs Arps Tob Trust Participating VRDN Series 2023, 4.67% 9/7/23 (b)(g)(h)	5,962,000	5,962,000
TOTAL CALIFORNIA		90,787,322
Colorado - 0.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 4.82% 9/7/23, LOC Deutsche Bank AG, VRDN (b)	580,000	580,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 4.77% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	495,000	495,000
Series XM 10 61, 4.77% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,400,000	1,400,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XM 07 15, 4.72% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	2,285,000	2,285,000
Series XF 15 75, 4.72% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	1,750,000	1,750,000
Series XM 10 20, 4.77% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	2,200,000	2,200,000
TOTAL COLORADO		8,710,000
Connecticut - 0.4%
Connecticut Hsg. Fin. Auth. Series 2022 A4, 4.77% 9/7/23, VRDN (b)	10,000,000	9,997,735
Danbury Gen. Oblig. BAN Series 2023, 5% 1/24/24	5,000,000	5,027,083
TOTAL CONNECTICUT		15,024,818
Florida - 1.8%
Broward County School District TAN Series 2023, 5% 6/28/24	5,100,000	5,163,698
Cap. Trust Agcy. Edl. Facilities Rev. Participating VRDN Series XF 30 98, 4.87% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,400,000	1,400,000
Florida Ins. Assistance Interlo Series 2023 A2, 5.1% 9/7/23 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	12,300,000	12,300,000
Florida Local Govt. Fin. Cmnty. Series 2023 11A1, 3.32% 9/5/23, LOC JPMorgan Chase Bank, CP	8,600,000	8,599,389
Highlands County Health Facilities Auth. Rev. Series 2007 A2, 4.47% 9/7/23, VRDN (b)	4,335,000	4,335,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 4.77% 9/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(g)(h)	4,300,000	4,300,000
Jacksonville Health Care Series 2023, 3.6% 11/7/23, CP	1,000,000	999,293
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 5.02% 9/7/23, VRDN (b)	22,300,000	22,300,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,035,000	1,035,000
Miami-Dade County Aviation Rev. Series 2023, 3.4% 9/7/23, LOC Bank of America NA, CP (e)	2,000,000	1,999,897
Miami-Dade County School District TAN Series 2023, 5% 6/18/24	9,800,000	9,912,061
Mizuho Cap. Markets LLC Participating VRDN Series XF 30 96, 4.87% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,855,000	3,855,000
TOTAL FLORIDA		76,199,338
Georgia - 0.4%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.4% 9/1/23, VRDN (b)(e)	4,300,000	4,300,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 4.87% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,600,000	1,600,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 4.5% 9/1/23, VRDN (b)(e)	100,000	100,000
Fulton County Gen. Oblig. TAN Series 2023, 5% 12/29/23	7,115,000	7,146,063
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,000,000	3,000,000
TOTAL GEORGIA		16,146,063
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XG 03 86, 4.77% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	2,200,000	2,200,000
Series XM 10 55, 4.77% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	1,800,000	1,800,000
TOTAL HAWAII		4,000,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 4.65% 9/7/23 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	415,000	415,000
Illinois - 1.0%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series 2022 XL 03 14, 4.77% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	3,600,000	3,600,000
Series XF 14 24, 4.79% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	5,000,000	5,000,000
Series XM 10 38, 4.77% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	2,500,000	2,500,000
Series XM 10 41, 4.79% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	13,200,000	13,200,000
Series XX 12 43, 4.72% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)(h)	1,200,000	1,200,000
Illinois Edl. Facilities Auth. Rev.:
Series 1995:
3.32% 9/6/23, CP	4,600,000	4,599,608
3.5% 9/6/23, CP	5,000,000	4,999,727
Series 2023, 3.55% 10/4/23, CP	3,000,000	2,999,695
Illinois Fin. Auth. Edl. Facilities Rev. Participating VRDN Series XF 30 97, 4.87% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	4,095,000	4,095,000
Reg'l. Transn Auth. Extend Series 2005 B, 3.9% 9/7/23, VRDN (b)	640,000	640,000
TOTAL ILLINOIS		42,834,030
Indiana - 0.2%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 3.95% 9/1/23, LOC Barclays Bank PLC, VRDN (b)	4,500,000	4,500,000
Indiana Univ. Student Fee Revs. Series 2023, 3.5% 9/6/23, CP	4,033,000	4,032,648
TOTAL INDIANA		8,532,648
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 4.05% 9/7/23, VRDN (b)	5,000,000	5,000,000
Wichita Gen. Oblig. BAN Series 310, 5% 10/13/23	5,450,000	5,459,140
TOTAL KANSAS		10,459,140
Kentucky - 0.3%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 4.85% 9/1/23, VRDN (b)(e)	13,820,000	13,820,000
Louisiana - 0.7%
East Baton Rouge Parish Indl. Dev. Board Rev. (Exxonmobil Proj.) Series 2011, 4.15% 9/1/23, VRDN (b)	4,400,000	4,400,000
Louisiana Pub. Facilities Auth. Hosp. Rev. Series 2017 17B, 4.47% 9/7/23, LOC UBS AG, VRDN (b)	2,000,000	2,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 4.67% 9/7/23, VRDN (b)	24,220,000	24,220,000
TOTAL LOUISIANA		30,620,000
Maryland - 0.2%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 4.82% 10/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,600,000	1,600,000
Baltimore Proj. Rev. Bonds Series Floaters G 42, 4.67%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	2,300,000	2,300,000
Integrace Obligated Group Participating VRDN Series 2022 024, 4.82% 10/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,700,000	3,700,000
TOTAL MARYLAND		7,600,000
Massachusetts - 0.2%
Boston Wtr. & Swr. Commission Rev. Series 2023 A, 3.53% 11/14/23, LOC TD Banknorth, NA, CP	1,500,000	1,499,370
Massachusetts Bay Trans. Auth. Series 2023 B, 3.72% 10/10/23, CP	4,900,000	4,899,939
TOTAL MASSACHUSETTS		6,399,309
Michigan - 0.3%
Michigan Fin. Auth. Rev. RAN Series 2023 A1, 5% 7/22/24	5,000,000	5,065,855
St Joseph Hosp. Fa Hsp Rev. Series 2002, 4.47% 9/7/23 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	7,020,000	7,020,000
Univ. of Michigan Rev. Series 2023 L1, 3.25% 9/7/23, CP	390,000	389,967
TOTAL MICHIGAN		12,475,822
Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 4.05% 9/1/23, LOC Wells Fargo Bank NA, VRDN (b)	2,670,000	2,670,000
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co. Proj.) Series 1999, 4.6% 9/1/23, VRDN (b)(e)	9,200,000	9,200,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.):
Series 1995, 4.6% 9/1/23, VRDN (b)(e)	3,900,000	3,900,000
Series 1998, 4.6% 9/1/23, VRDN (b)(e)	800,000	800,000
TOTAL MISSISSIPPI		13,900,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XL 03 3, 4.79% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	4,900,000	4,900,000
Series XM 11 08, 4.45% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	3,650,000	3,650,000
TOTAL MISSOURI		8,550,000
New Jersey - 0.6%
Essex County Impt. Auth. BAN (Essex County Family Court Bldg. Proj.) Series 2023, 5% 7/3/24	10,285,000	10,400,144
Hudson County Impt. Auth. Rev. BAN (Local Unit Ln. Prog.) Series 2023 B1, 5% 7/24/24	3,000,000	3,034,900
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XL 04 50, 4.77% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,250,000	1,250,000
Series XM 10 47, 4.77% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,300,000	1,300,000
Newark Gen. Oblig. BAN Series 2022 D, 4% 9/29/23	3,000,000	3,000,099
Trenton Gen. Oblig. BAN Series 2023, 6% 5/31/24	5,000,000	5,082,404
TOTAL NEW JERSEY		24,067,547
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 4.82% 10/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,025,000	2,025,000
New York - 2.7%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	3,400,000	3,432,426
Cobleskill-Rchmndvl Central School District BAN Series 2023, 4.75% 6/21/24	3,500,000	3,530,112
Lowville N Y BAN Series 2023 A, 4.625% 8/22/24	2,750,000	2,752,817
New York City Gen. Oblig.:
Series 2006, 4.35% 9/1/23 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	5,100,000	5,100,000
Series 2012 2, 4.67% 9/8/23, VRDN (b)	22,800,000	22,800,000
Series 2014 D4, 3.95% 9/1/23, LOC TD Banknorth, NA, VRDN (b)	3,200,000	3,200,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 4.79% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,400,000	3,400,000
Series XF 13 55, 4.79% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,400,000	2,400,000
New York Pwr. Auth.:
Participating VRDN Series XL 04 16, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	475,000	475,000
Series 2023 2, 3.55% 11/8/23, CP	4,100,000	4,099,154
Series 2023, 3.4% 9/12/23, CP	8,673,000	8,671,918
New York State Mtg. Agcy. Homeowner Mtg. Series 2022 249, 4% 9/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)(e)	5,000,000	5,000,000
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 4.57% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(g)(h)	10,000,000	10,000,000
Palmyra-Macedon Central School District BAN Series 2023, 4.75% 6/13/24	2,330,000	2,351,802
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 4.92% 10/12/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)(h)	23,500,000	23,500,000
South Jefferson Central School District BAN Series 2023, 4% 2/9/24	1,970,000	1,970,081
Triborough Bridge & Tunnel Auth. BAN Series 2022 A, 5% 8/15/24	10,000,000	10,150,795
TOTAL NEW YORK		112,834,105
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 4.85% 9/7/23, VRDN (b)(e)	9,100,000	9,100,000
North Dakota - 0.1%
Basin Elec. Pwr. Coop. Series 2023, 0% 10/10/23 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	5,000,000	4,999,401
Ohio - 0.8%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.38% 9/7/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	3,100,000	3,100,000
Ashland Gen. Oblig. BAN Series 2023, 4.875% 8/22/24	1,100,000	1,110,038
Elyria Gen. Oblig. BAN Series 2023, 4.5% 6/27/24	1,080,000	1,085,878
Hamilton Gen. Oblig. BAN Series 2022, 4% 12/28/23	2,145,000	2,148,618
Lake County Gen. Oblig. BAN Series 2023, 4% 12/28/23	1,850,000	1,850,297
Lorain County Gen. Oblig. BAN Series 2022 B, 4.5% 12/14/23	1,595,000	1,594,559
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 4.77% 10/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	8,200,000	8,200,000
Newark Gen. Oblig. BAN Series 2022, 4% 9/26/23	2,890,000	2,890,227
Ohio Higher Edl. Facility Commission Rev. Series 2023, 3.29% tender 10/4/23, CP mode	2,000,000	1,999,317
Ohio Hosp. Rev.:
Series 2013 B, 4.97% 9/7/23, VRDN (b)	4,995,000	4,995,000
Series 2021 B, 4.85% 9/1/23, VRDN (b)	3,000,000	3,000,000
Sandusky Gen. Oblig. BAN Series 2022, 5% 9/7/23	2,400,000	2,400,178
TOTAL OHIO		34,374,112
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 5.05% 9/7/26, VRDN (b)	16,275,000	16,275,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
TOTAL OKLAHOMA		17,575,000
Oregon - 0.3%
Oregon St Dept. Trans. Rev. Series 2023 A1:
3.5% 10/5/23, LOC Wells Fargo Bank NA, CP	6,658,000	6,657,302
3.7% 10/26/23, LOC Wells Fargo Bank NA, CP	3,600,000	3,600,000
TOTAL OREGON		10,257,302
Pennsylvania - 1.0%
Central Bradford Progress Auth. Rev. Series 2021 D, 5.07% 9/7/23, VRDN (b)	6,455,000	6,455,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 5.02% 9/7/26, VRDN (b)	21,700,000	21,700,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 5.2% 9/7/23, LOC MUFG Bank Ltd., VRDN (b)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 5.02% 9/7/26, VRDN (b)	4,325,000	4,325,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 5.02% 9/7/26, VRDN (b)	2,900,000	2,900,000
TOTAL PENNSYLVANIA		40,380,000
South Carolina - 0.6%
Charleston County School District BAN Series 2023 A, 5% 11/15/23	940,000	943,731
County Square Redev. Corp. BAN Series 2023, 5% 2/9/24	6,000,000	6,037,618
South Carolina Jobs-Econ. Dev. Auth.:
Participating VRDN Series Floater BC22-019, 4.37% 10/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,300,000	2,300,000
Series 2018 C, 5.04% 9/7/26, VRDN (b)	14,000,000	14,000,000
South Carolina Pub. Svc. Auth. Rev. Series 2023, 3.5% 9/7/23, LOC Barclays Bank PLC, CP	1,913,000	1,912,860
TOTAL SOUTH CAROLINA		25,194,209
Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 4.32% 9/7/23, VRDN (b)	14,475,000	14,475,000
Greeneville Health & Edl. Facilities Board Series 2018 B, 4.45% 9/7/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	800,000	800,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2023 21, 3.4% 9/12/23 (Liquidity Facility Bank of America NA), CP	8,600,000	8,598,709
Tennessee Gen. Oblig. Series 2023 A:
3.77% 12/6/23 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	1,225,000	1,224,965
3.85% 1/25/24 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	12,500,000	12,489,648
TOTAL TENNESSEE		37,588,322
Texas - 4.3%
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 4.72% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	1,100,000	1,100,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Garland Series 2023, 3.6% 9/26/23, LOC Barclays Bank PLC, CP	2,000,000	1,999,825
Grand Parkway Trans. Corp. Participating VRDN Series XF 02 28, 4.62% 9/7/23 (b)(g)(h)	5,000,000	5,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 4.77% 10/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	14,795,000	14,795,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2023 B1, 3.55% tender 10/2/23, CP mode	4,000,000	3,999,185
Harris County Gen. Oblig.:
Sereis 2023 K, 3.46% 9/7/23, LOC PNC Bank NA, CP	1,000,000	999,916
Series 2023 D2:
3.5% 9/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	10,000,000	9,999,268
3.7% 11/2/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	870,000	870,000
Series 2023 K, 3.6% 9/7/23, LOC PNC Bank NA, CP	4,890,000	4,889,523
Houston Gen. Oblig. Series 2023 G2:
3.5% 9/12/23, LOC Barclays Bank PLC, CP	10,000,000	9,998,658
3.7% 9/1/23, LOC Barclays Bank PLC, CP	1,600,000	1,599,993
Houston Higher Ed. Fing. Corp. Series 2023:
3.3% 10/12/23, CP	710,000	709,700
3.65% 11/1/23, CP	1,540,000	1,539,974
3.65% 11/16/23, CP	6,200,000	6,199,971
Houston Util. Sys. Rev. Series 2012 A, 4.52% 9/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,380,000	3,380,000
Mizuho Floater / Residual Trust V Participating VRDN:
Floater MIZ 91 50, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	7,950,000	7,950,000
Series MIZ 91 24, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	11,100,000	11,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 4.5% 9/1/23, VRDN (b)	7,600,000	7,600,000
Series 2004, 4.45% 9/7/23, VRDN (b)(e)	25,215,000	25,215,000
Series 2010 C, 4.55% 9/1/23, VRDN (b)	2,900,000	2,900,000
Series 2010 D:
4.35% 9/7/23, VRDN (b)	6,400,000	6,400,000
4.38% 9/7/23, VRDN (b)	1,200,000	1,200,000
San Antonio Elec. & Gas Sys. Rev. Series 2023, 3.7% 1/26/24 (Liquidity Facility Bank of America NA), CP	10,000,000	9,999,985
San Antonio Wtr. Sys. Rev. Participating VRDN Series XF 14 47, 4.5% 9/7/23 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2012 B, 4.1% 9/7/23, VRDN (b)	15,740,000	15,740,000
Texas A&M Univ. Rev. Series 2023 B, 3.42% 9/12/23, CP	8,901,000	8,899,888
Univ. of Texas Board of Regents Sys. Rev. Series 2023 A, 3.68% 10/31/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,000,000	8,999,844
TOTAL TEXAS		176,985,730
Utah - 0.1%
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 4.45% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	4,700,000	4,700,000
Virginia - 0.1%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.77% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,955,000	2,955,000
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 4.82% 10/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,600,000	2,600,000
TOTAL VIRGINIA		5,555,000
Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 4.82% 10/12/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)(h)	4,900,000	4,900,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 5.01% 9/7/26, VRDN (b)	3,195,000	3,195,000
Wisconsin - 0.8%
Kestrel Heights Facilities, Ll Participating VRDN Series XF 30 95, 4.87% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,800,000	2,800,000
PMA Levy & Aid Anticipation Nts Prog. TRAN:
Series 2022 A, 4% 9/27/23	3,000,000	3,000,082
Series 2022 B, 4% 9/27/23	3,500,000	3,500,528
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School Participating VRDN Series XF 30 99, 4.87% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,900,000	2,900,000
Waushara County Wis BAN Series 2023 A, 4.75% 12/1/23	6,100,000	6,104,293
Wisconsin Health & Edl. Facilities Series 2020 C, 5.87% 9/7/26, VRDN (b)	11,250,000	11,250,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022 A, 5.87% 9/7/23, VRDN (b)	2,000,000	2,000,000
TOTAL WISCONSIN		31,554,903
TOTAL MUNICIPAL NOTES (Cost $957,165,449)		957,015,777

Municipal Bond Funds - 5.0%
	Shares	Value ($)
JPMorgan Ultra-Short Municipal Income ETF (Cost $208,501,783)	4,116,671	208,344,719

Short-Term Funds - 7.4%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,171,529	61,159,849
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	15,747,851	245,508,982
TOTAL SHORT-TERM FUNDS (Cost $312,909,445)		306,668,831

Money Market Funds - 8.5%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (j)(k)	204,301,857	204,301,857
Fidelity Municipal Cash Central Fund 4.50% (l)(m)	19,617,077	19,621,000
Fidelity SAI Municipal Money Market Fund 4.15% (j)(k)	119,562,599	119,598,468
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (j)	7,288,301	7,288,301
TOTAL MONEY MARKET FUNDS (Cost $350,764,778)		350,809,626

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,187,360,029)	4,146,855,838
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(15,295,169)
NET ASSETS - 100.0%	4,131,560,669

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
ETF	-	EXCHANGE-TRADED FUND
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,208,265 or 2.4% of net assets.

(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,310,000 or 1.4% of net assets.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Affiliated Fund
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Baltimore Proj. Rev. Bonds Series Floaters G 42, 4.67%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	6/30/23	2,300,000

California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	11/16/22	1,600,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	1,900,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,035,000

Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 50, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/01/23	7,950,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	11,100,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	2/18/21	16,325,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	12,800,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.97% 10/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.50%	29,067,000	117,054,000	126,500,000	225,438	-	-	19,621,000	0.8%
Total	29,067,000	117,054,000	126,500,000	225,438	-	-	19,621,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	190,771,386	96,182,825	82,652,354	2,951,916	-	-	204,301,857
Fidelity SAI Municipal Money Market Fund 4.15%	156,886,839	8,471,656	45,760,027	1,195,001	9,859	(9,859)	119,598,468
	347,658,225	104,654,481	128,412,381	4,146,917	9,859	(9,859)	323,900,325

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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